UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	2/28/2014

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

High-Yield Municipal Fund

February 28, 2014

High-Yield Municipal - Schedule of Investments
FEBRUARY 28, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 100.2%
ALABAMA - 1.8%
Columbia Industrial Development Board Rev., Series 1995 C, (Alabama Power Company Project), VRDN, 0.05%, 3/3/14	1,000,000	1,000,000
Courtland Industrial Development Board Environmental Improvement Rev., Series 2003 B, (International Paper Co.), 6.25%, 8/1/25	1,000,000	1,000,390
Jefferson County Sewer Rev., Series 2013 D, 6.00%, 10/1/42	2,000,000	2,019,260
Jefferson County Sewer Rev., Series 2013 D, 6.50%, 10/1/53	2,000,000	2,054,980
		6,074,630
ALASKA - 0.2%
Northern Tobacco Securitization Corp. Settlement Rev., Series 2006 A, (Asset Backed), 5.00%, 6/1/46	1,000,000	708,530
ARIZONA - 1.5%
City of Mesa Excise Tax Rev., 5.00%, 7/1/27	250,000	276,950
Florence Town Inc. Industrial Development Authority Education Rev., (Legacy Traditional Charter School), 6.00%, 7/1/43	1,000,000	928,600
Maricopa County Pollution Control Corp. Rev., Series 2009 B, (Arizona Public Service Company), VRDN, 0.03%, 3/3/14 (LOC: JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
Mohave County Industrial Development Authority Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25	500,000	577,945
Pima County Sewer System Rev., Series 2011 B, 5.00%, 7/1/26	1,000,000	1,126,680
Sundance Community Facilities District No. 2 Special Assessment Rev., 7.125%, 7/1/27(1)	642,000	642,404
Sundance Community Facilities District No. 3 Special Assessment Rev., 6.50%, 7/1/29	390,000	390,004
		4,942,583
CALIFORNIA - 14.7%
California Educational Facilities Authority Rev., Series 2013 U4, (Stanford University), 5.00%, 6/1/43	1,250,000	1,532,462
California GO, 5.00%, 4/1/37	1,000,000	1,075,160
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	2,000,000	2,315,740
California Health Facilities Financing Authority Rev., Series 2012 A, (Scripps Health), 5.00%, 11/15/40	400,000	414,600
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	175,000	184,265
California Health Facilities Financing Authority Rev., Series 2013 A, (Sutter Health), 5.00%, 8/15/52	1,500,000	1,533,450
California Mobilehome Park Financing Authority Rev., Series 2003 B, (Palomar Estates E&W), 7.00%, 9/15/36	2,000,000	2,018,520
California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/41	800,000	908,040
California Public Works Board Rev., Series 2013 A, (Judicial Council Projects), 5.00%, 3/1/30	1,500,000	1,644,015
California Public Works Board Lease Rev., Series 2013 I, (Various Capital Projects), 5.00%, 11/1/38	1,500,000	1,580,475
California Statewide Communities Development Authority Rev., (Lancer Educational Student Housing), 7.50%, 6/1/42	2,000,000	2,113,040
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	2,000,000	2,071,240
Clovis Unified School District GO, Capital Appreciation, Series 2004 A, (Election of 2004), 0.00%, 8/1/26 (NATL-RE)(2)	2,500,000	1,491,450

Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 A, 6.00%, 1/15/49	2,250,000	2,375,100
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 B3, VRDN, 5.50%, 1/15/23	500,000	546,420
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 C, 6.50%, 1/15/43	500,000	529,860
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2014 A, 0.00%, 1/15/24(3)	500,000	275,375
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.00%, 6/1/33	500,000	399,095
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.125%, 6/1/47	500,000	377,050
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47	2,000,000	1,648,160
Independent Cities Finance Authority Mobilehome Park Rev., Series 2010 A, (Lamplighter Salinas), 6.15%, 7/15/40	2,000,000	2,134,260
Irvine Unified School District Special Tax Rev., Series 2012 B, (Community Facilities District No. 09-1), VRDN, 0.03%, 3/3/14 (LOC: Bank of America N.A.)	3,700,000	3,700,000
Long Beach Unified School District GO, Capital Appreciation, Series 2008 G, 0.00%, 8/1/25 (AGC)(2)	1,595,000	1,008,072
Los Angeles Department of Water & Power Rev., Series 2012 B, (Power System), 5.00%, 7/1/43	2,000,000	2,141,300
Los Angeles Department of Water & Power Rev., Series 2013 B, 5.00%, 7/1/32	1,000,000	1,115,650
Morongo Band of Mission Indians Rev., Series 2008 B, (Enterprise Casino Services), 6.50%, 3/1/28(1)	1,000,000	1,090,770
Oakland Redevelopment Agency Rev., 5.00%, 9/1/36 (Ambac)	3,350,000	3,374,689
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	385,000	442,026
Palm Springs Airport Passenger Facility Charge Rev., (Palm Springs International Airport), 6.40%, 7/1/23	250,000	255,738
Palm Springs Airport Passenger Facility Charge Rev., (Palm Springs International Airport), 6.50%, 7/1/27	225,000	229,662
Poway Unified School District GO, (Election of 2008), 0.00%, 8/1/32(2)	2,000,000	819,720
River Rock Entertainment Authority (The) Rev., Series 2011 B, 8.00%, 11/1/18	2,931,000	2,645,315
San Diego Community College District GO, Capital Appreciation, (Election of 2006), 0.00%, 8/1/23(2)	780,000	554,463
San Francisco City and County Airports Commission Rev., Series 2013 A, (San Francisco International Airport), 5.00%, 5/1/23	750,000	868,553
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2009 D, (Mission Bay South Redevelopment), 6.625%, 8/1/39	250,000	279,065
Santa Rosa Wastewater Rev., Capital Appreciation, Series 2002 B, 0.00%, 9/1/24 (Ambac)(2)	2,225,000	1,484,720
Successor Agency to the Redevelopment Agency of the City & County of San Francisco Communities Facilities District No. 6 Special Tax Rev., Capital Appreciation, Series 2013 C, (Mission Bay South Public Improvements), 0.00%, 8/1/43(2)	3,500,000	577,185
Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	1,500,000	1,501,155
		49,255,860
COLORADO - 5.8%
Colorado Department of Transportation Rev., (Transportation Revenue Anticipation Notes), 5.00%, 12/15/16	2,000,000	2,257,560
Colorado Educational & Cultural Facilities Authority Rev., Series 2012 D7, (National Jewish Federation Bond), VRDN, 0.03%, 3/3/14 (LOC: JPMorgan Chase Bank N.A.)	2,250,000	2,250,000
Colorado Health Facilities Authority Rev., Series 2010 A, (Total Longterm Care), 6.00%, 11/15/30	500,000	533,455
Denver City and County Airport Rev., Series 2007 A, (United Air Lines Project), 5.75%, 10/1/32	1,500,000	1,501,350
Denver Urban Renewal Authority Tax Increment Rev., Series 2013 A1, 5.00%, 12/1/25	1,500,000	1,659,225
E-470 Public Highway Authority Rev., Series 2014 A, VRDN, 1.21%, 3/6/14(4)	2,200,000	2,202,244
Granby Ranch Metropolitan District GO, 6.75%, 12/1/36	1,821,000	1,822,238
One Horse Business Improvement District Rev., (Sales Tax Sharing), 6.00%, 6/1/24	1,500,000	1,505,265
Plaza Metropolitan District No. 1 Tax Allocation Rev., 5.00%, 12/1/22	500,000	523,565

Plaza Metropolitan District No. 1 Tax Increment Allocation Rev., (Public Improvement Fee), 8.00%, 6/1/14, Prerefunded at 101% of Par(5)	1,500,000	1,545,555
Regional Transportation District COP, Series 2013 A, 5.00%, 6/1/21	1,000,000	1,166,140
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	1,000,000	1,051,760
Todd Creek Farms Metropolitan District No. 1 Rev., 5.60%, 12/1/14(7)	1,800,000	880,920
Todd Creek Farms Metropolitan District No. 1 Rev., 6.125%, 12/1/19(7)	1,500,000	734,100
		19,633,377
CONNECTICUT - 0.3%
Connecticut GO, Series 2013 E, 5.00%, 8/15/26	1,000,000	1,169,360
DELAWARE - 0.5%
Delaware State Economic Development Authority Gas Facilities Rev., (Delmarva Power & Light Co.), 5.40%, 2/1/31	1,500,000	1,616,400
FLORIDA - 4.6%
Alachua County Health Facilities Authority Rev., (Ridge Retirement Village, Inc.), 6.375%, 11/15/49(4)	1,500,000	1,486,830
Brevard County Industrial Development Rev., (TUFF Florida Institute of Technology), 6.75%, 11/1/39	1,000,000	1,029,470
Broward County Airport System Rev., Series 2013 C, 5.25%, 10/1/38	500,000	535,570
Dupree Lakes Community Development District Special Assessment Rev., 6.83%, 11/1/15	575,000	573,448
Greater Orlando Aviation Authority Rev., (JetBlue Airways Corp.), 5.00%, 11/15/36	1,000,000	898,810
Hillsborough County Industrial Development Authority Rev., Series 2013 A, (Tampa General Hospital), 5.00%, 10/1/34	1,250,000	1,296,225
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/23	500,000	586,600
Martin County Health Facilities Authority Rev., (Martin Memorial Medical Center), 5.50%, 11/15/42	1,500,000	1,532,940
Miami-Dade County Rev., Series 2012 B, 5.00%, 10/1/37	1,500,000	1,543,740
Mid-Bay Bridge Authority Springing Lien Rev., Series 2011 A, 7.25%, 10/1/40	2,000,000	2,254,340
South Lake County Hospital District Rev., Series 2010 A, (South Lake Hospital), 6.25%, 4/1/39	1,000,000	1,080,210
South-Dade Venture Community Development District Special Assessment Rev., 6.125%, 5/1/14, Prerefunded at 101% of Par(5)	1,245,000	1,270,012
Village Community Development District No. 10 Special Assessment Rev., 6.00%, 5/1/44	500,000	509,215
Village Community Development District No. 8 Special Assessment Rev., 6.125%, 5/1/39	865,000	900,309
		15,497,719
GEORGIA - 2.6%
Atlanta Airport Rev., Series 2011 B, 5.00%, 1/1/29	1,000,000	1,060,820
Atlanta Water & Wastewater Rev., Series 2009 A, 6.25%, 11/1/39	3,000,000	3,444,930
Atlanta Water & Wastewater Rev., Series 2013 B, 5.00%, 11/1/24	1,000,000	1,178,800
DeKalb County Water and Sewer Rev., Series 2011 A, 5.25%, 10/1/36	1,000,000	1,088,280
DeKalb County Water and Sewer Rev., Series 2011 A, 5.25%, 10/1/41	1,000,000	1,080,770
Marietta Development Authority Rev., (Life University, Inc.), 7.00%, 6/15/39	1,000,000	1,006,610
		8,860,210
GUAM - 2.0%
Guam Government Department of Education COP, Series 2010 A, (John F. Kennedy High School), 6.625%, 12/1/30	1,000,000	1,027,070
Guam Government GO, Series 2009 A, 7.00%, 11/15/39	3,905,000	4,139,417
Guam Government Waterworks Authority Rev., 6.00%, 7/1/25	1,500,000	1,529,655
		6,696,142
HAWAII - 0.5%
Hawaii State Department of Budget & Finance Rev., Series 2009 A, (15 Craigside), 9.00%, 11/15/44	1,500,000	1,690,050

IDAHO - 0.4%
Boise City Independent School District GO, Series 2012 B, 5.00%, 8/1/22	1,000,000	1,205,720
ILLINOIS - 6.2%
Bedford Park Tax Allocation Rev., 5.125%, 12/30/18	1,325,000	1,357,979
Chicago GO, Series 2007 E, VRDN, 0.03%, 3/3/14 (LOC: Barclays Bank PLC)	1,200,000	1,200,000
Chicago Midway Airport Rev., Series 2013 B, 5.00%, 1/1/26	2,200,000	2,397,428
Chicago O'Hare International Airport Rev., Series 2005 A, 5.00%, 1/1/29 (NATL-RE)	1,115,000	1,136,631
Chicago Tax Increment Allocation Rev., Series 2004 B, (Pilsen Redevelopment), (Junior Lien), 6.75%, 6/1/22	3,000,000	3,028,530
Cook County GO, Series 2011 A, 5.25%, 11/15/28	800,000	876,040
Hampshire Special Service Area No. 13 Special Tax Rev., (Tuscany Woods), 5.75%, 3/1/37(6)(7)	4,966,000	2,140,843
Illinois Educational Facilities Authority Rev., Series 2001 B1, (University of Chicago), VRDN, 1.10%, 2/15/18	1,125,000	1,127,734
Illinois Finance Authority Rev., (Northwestern Memorial Healthcare), 5.00%, 8/15/43	1,000,000	1,028,820
Illinois Finance Authority Rev., Series 2009 A, (Rush University Medical Center Obligation Group), 7.25%, 11/1/30	1,500,000	1,784,100
Illinois Finance Authority Rev., Series 2013 A, (Benedictine University Project), 6.25%, 10/1/33	1,000,000	1,059,340
Illinois GO, 5.00%, 2/1/21	500,000	571,745
Illinois GO, 5.00%, 8/1/25	1,000,000	1,090,820
Illinois GO, 5.50%, 7/1/38	1,000,000	1,064,140
Metropolitan Pier & Exposition Authority Capital Appreciation, Rev., Series 2012 B, (McCormick Place Project), 0.00%, 12/15/41(2)	1,000,000	212,510
University of Illinois Rev., Series 2011 A, (Auxiliary Facilities System), 5.25%, 4/1/41	625,000	663,881
		20,740,541
IOWA - 0.4%
Iowa Finance Authority Health Facilities Rev., Series 2009 B, (Iowa Health System), VRDN, 0.03%, 3/3/14 (LOC: JPMorgan Chase Bank N.A.)	525,000	525,000
Iowa Tobacco Settlement Authority Rev., Series 2005 C, 5.625%, 6/1/46	1,000,000	801,900
		1,326,900
KENTUCKY - 0.3%
Kentucky Public Transportation Infrastructure Authority Rev., Series 2013 A, (Downtown Crossing Project), 5.00%, 7/1/17	990,000	1,106,800
LOUISIANA - 0.5%
New Orleans Aviation Board Rev., Series 2009 A, (Consolidated Rental Car), 6.50%, 1/1/40	1,500,000	1,675,725
MARYLAND - 1.8%
Anne Arundel County Special Obligation Tax Allocation Rev., (National Business Park), 6.10%, 7/1/40	1,000,000	1,046,420
Baltimore Special Obligation Tax Allocation Rev., Series 2008 A, (Resh Park), 7.00%, 9/1/38	2,900,000	3,057,818
Maryland Economic Development Corp. Rev., Series 2010 A, (Transportation Facilities), 5.75%, 6/1/35	1,000,000	1,029,670
Maryland Industrial Development Financing Authority Rev., Series 2005 A, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	1,000,000	1,025,910
		6,159,818
MASSACHUSETTS - 1.0%
Massachusetts Development Finance Agency Rev., Series 2012 C, (Covanta Energy Project), 5.25%, 11/1/42	1,000,000	966,850
Massachusetts School Building Authority Sales Tax Rev., Series 2012 B, 5.00%, 8/15/28	2,000,000	2,303,280
		3,270,130
MICHIGAN - 4.9%
Detroit City School District GO, Series 2012 A, (School Building & Site Improvement), 5.00%, 5/1/25 (Q-SBLF)	2,490,000	2,675,580

Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/26	770,000	768,560
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/32	2,250,000	2,172,555
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/39	3,750,000	3,644,812
Detroit Water Supply System Rev., Series 2011 A, (Senior Lien), 5.75%, 7/1/37	1,000,000	1,001,390
Flint Hospital Building Authority Rev., (Hurley Medical Center), 7.50%, 7/1/39	1,250,000	1,329,963
Kentwood Economic Development Corp. Rev., (Limited Obligation/Holland Home), 5.625%, 11/15/41	1,750,000	1,674,207
Michigan Finance Authority Rev., (Detroit School District), 5.50%, 6/1/21	1,850,000	2,090,759
Wayne County GO, Series 2009 A, (Building Improvement), 6.75%, 11/1/39	945,000	1,021,129
		16,378,955
MISSOURI - 2.9%
Kirkwood Industrial Development Authority Rev., Series 2010 A, (Aberdeen Heights), 8.25%, 5/15/45	3,000,000	3,359,430
Missouri State Health & Educational Facilities Authority Rev., (Kansas City Art Institute), VRDN, 0.04%, 3/3/14 (LOC: Commerce Bank N.A.)	405,000	405,000
Missouri State Health & Educational Facilities Authority Rev., (Lutheran Senior Services), 6.00%, 2/1/41	1,250,000	1,327,613
Missouri State Health & Educational Facilities Authority Rev., (St. Louis College of Pharmacy Project), 5.50%, 5/1/43	1,000,000	1,042,710
Missouri State Health & Educational Facilities Authority Rev., Series 2011 B, (Rockhurst University), VRDN, 0.04%, 3/3/14 (LOC: Commerce Bank N.A.)	3,750,000	3,750,000
		9,884,753
NEBRASKA - 1.8%
Central Plains Energy Project Rev., 5.00%, 9/1/42	1,360,000	1,376,918
Omaha Public Power District Rev., Series 2012 A, 5.00%, 2/1/42	1,500,000	1,601,505
Santee Sioux Nation Tribal Health Care Rev., (Indian Health Service Joint Venture), 8.75%, 10/1/20 (Acquired 11/19/09, Cost $3,000,000)(8)	3,000,000	3,129,660
		6,108,083
NEVADA - 0.3%
Henderson Local Improvement District No. T-15 Special Assessment Rev., 6.10%, 3/1/24	960,000	984,058
NEW HAMPSHIRE - 0.1%
New Hampshire Business Finance Authority Rev., (Huggins Hospital), VRDN, 0.03%, 3/3/14 (LOC: TD BankNorth N.A.)	300,000	300,000
NEW JERSEY - 3.8%
New Jersey Economic Development Authority Rev., (Continental Airlines, Inc.), 5.25%, 9/15/29	1,000,000	979,900
New Jersey Economic Development Authority Rev., (Continental Airlines, Inc.), 5.50%, 6/1/33	500,000	485,510
New Jersey Economic Development Authority Rev., (The Goethals Bridge Replacement Project), 5.375%, 1/1/43	1,600,000	1,639,456
New Jersey Economic Development Authority Rev., Series 2000 A, (Continental Airlines, Inc.) 5.625%, 11/15/30	1,000,000	1,000,000
New Jersey Economic Development Authority Rev., Series 2006 B, (Gloucester Marine Terminal), 6.875%, 1/1/37	3,000,000	3,003,450
New Jersey Economic Development Authority Rev., Series 2006 C, (Gloucester Marine Terminal), 6.50%, 1/1/15 (Acquired 9/1/06, Cost $690,000)(8)	690,000	688,227
New Jersey Transportation Trust Fund Authority Capital Appreciation, Rev., Series 2010 A, 0.00%, 12/15/32(2)	6,420,000	2,495,775
New Jersey Transportation Trust Fund Authority Rev., Series 2012 A, 5.00%, 6/15/42	1,000,000	1,041,620
Tobacco Settlement Financing Corp. Rev., Series 2007 1A, 4.75%, 6/1/34	2,000,000	1,525,340
		12,859,278
NEW MEXICO - 1.1%

Cabezon Public Improvement District Special Tax Rev., 6.30%, 9/1/34	1,490,000	1,510,622
Montecito Estates Public Improvement District Levy Special Tax Rev., (City of Albuquerque), 7.00%, 10/1/37	1,130,000	1,149,176
Ventana West Public Improvement District Levy Special Tax Rev., 6.875%, 8/1/33	1,000,000	1,002,210
		3,662,008
NEW YORK - 8.4%
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40	800,000	858,728
Long Island Power Authority Electric System Rev., Series 1998 2B, VRDN, 0.04%, 3/3/14 (LOC: Bayerische Landesbank)	3,000,000	3,000,000
Metropolitan Transportation Authority Rev., Series 2013 D, 5.00%, 11/15/43	1,000,000	1,044,940
New York City GO, Series 2013 A1, 5.00%, 8/1/36	900,000	972,639
New York City GO, Series 2013 D1, 5.00%, 8/1/27	2,000,000	2,265,640
New York City GO, Series 2013 J, 5.00%, 8/1/23	750,000	888,457
New York City Industrial Development Agency Rev., Series 2012 A, 5.00%, 7/1/28	1,000,000	1,004,670
New York City Transitional Finance Authority Rev., Series 2002 1, (Future Tax Secured Bonds), VRDN, 0.03%, 3/3/14 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	2,300,000	2,300,000
New York City Transitional Finance Authority Rev., Series 2013 F1, (Future Tax Secured Bonds), 5.00%, 2/1/22(9)	1,000,000	1,195,410
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35	2,030,000	2,231,376
New York State Dormitory Authority Rev., Series 2012 B, 5.00%, 3/15/42	2,500,000	2,657,250
New York State Dormitory Authority Rev., Series 2013 A, 5.00%, 7/1/26	500,000	579,170
New York State Urban Development Corp. Rev., Series 2013 A1, (State Personal Income Tax), 5.00%, 3/15/43	1,000,000	1,067,050
Newburgh GO, Series 2012 A, 5.625%, 6/15/33	1,400,000	1,393,350
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/36	2,000,000	2,186,380
Triborough Bridge & Tunnel Authority Rev., Series 2011 A, 5.00%, 1/1/28	3,000,000	3,353,010
Triborough Bridge & Tunnel Authority Capital Appreciation, Rev., Series 2013 A, 0.00%, 11/15/30(2)	2,500,000	1,196,550
		28,194,620
NORTH CAROLINA - 0.8%
Charlotte-Mecklenburg Hospital Authority Rev., Series 2013 A, (Carolinas Health Care System), 5.00%, 1/15/39	1,250,000	1,305,988
North Carolina Capital Facilities Finance Agency Rev., (Duke Energy Carolinas LLC), 4.375%, 10/1/31	1,500,000	1,552,935
		2,858,923
NORTH DAKOTA - 0.9%
Grand Forks Health Care Facilities Rev., Series 1996 A, (The United Hospital Obligation Group), VRDN, 0.06%, 3/3/14 (LOC: Bank of America N.A.)	2,900,000	2,900,000
OHIO - 2.1%
Buckeye Tobacco Settlement Financing Authority Rev., Series 2007 A2, (Asset Backed Senior Turbo), 5.125%, 6/1/24	1,000,000	864,280
Buckeye Tobacco Settlement Financing Authority Rev., Series 2007 A2, (Asset Backed Senior Turbo), 5.75%, 6/1/34	1,000,000	818,140
Buckeye Tobacco Settlement Financing Authority Rev., Series 2007 A2, (Asset Backed Senior Turbo), 5.875%, 6/1/47	1,500,000	1,243,560
Muskingum County Hospital Facilities Rev., (Genesis Health System), 5.00%, 2/15/21	1,365,000	1,348,402
Pinnacle Community Infrastructure Financing Authority Rev., Series 2004 A, 6.25%, 12/1/36	1,800,000	1,803,960
Southeastern Ohio Port Authority Rev., (Memorial Health System), 6.00%, 12/1/42	1,000,000	955,160
		7,033,502
OKLAHOMA - 2.6%
Oklahoma Turnpike Authority Rev., Series 2011 A, (Second Series), 5.00%, 1/1/28	2,000,000	2,237,140

Trustees of the Tulsa Municipal Airport Trust Rev., 5.50%, 12/1/35	4,000,000	3,900,560
Tulsa County Industrial Authority Senior Living Community Rev., Series 2010 A, (Montereau, Inc.), 7.25%, 11/1/40	2,500,000	2,670,275
		8,807,975
OREGON - 1.5%
Forest Grove Student Housing Rev., (Oak Tree Foundation), 5.50%, 3/1/37 (Acquired 6/28/07, Cost $1,400,000)(8)	1,400,000	1,364,342
Oregon GO, Series 2011 J, 5.00%, 5/1/36	1,250,000	1,356,025
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/42	1,000,000	1,017,390
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/47	1,250,000	1,269,000
		5,006,757
PENNSYLVANIA - 3.5%
Allegheny County Industrial Development Authority Rev., (Environmental Improvement), 6.875%, 5/1/30	1,000,000	1,053,710
Allegheny County Redevelopment Authority Tax Allocation Rev., (Pittsburgh Mills), 5.60%, 7/1/23	1,500,000	1,539,435
Pennsylvania Economic Development Financing Authority Rev., Series 2009 A, (Albert Einstein Healthcare Network), 6.25%, 10/15/23	2,000,000	2,197,100
Pennsylvania Turnpike Commission Rev., Series 2011 B, 5.25%, 12/1/41	2,000,000	2,092,500
Philadelphia Authority for Industrial Development Rev., Series 2014 A, (First Philadelphia Preparatory Charter School Project), 7.25%, 6/15/43	1,500,000	1,511,115
Philadelphia GO, Series 2014 A, 5.00%, 7/15/38	1,500,000	1,561,035
Philadelphia Municipal Authority Lease Rev., 6.50%, 4/1/39	1,500,000	1,648,320
		11,603,215
PUERTO RICO - 6.7%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/29	5,000,000	3,610,550
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/42	2,000,000	1,415,520
Puerto Rico Electric Power Authority Rev., Series 2008 WW, 5.50%, 7/1/38	2,000,000	1,359,640
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	2,085,000	1,387,588
Puerto Rico Electric Power Authority Rev., Series 2012 A, 5.00%, 7/1/42	2,000,000	1,286,980
Puerto Rico GO, Series 2008 A, 6.00%, 7/1/38	1,500,000	1,196,475
Puerto Rico GO, Series 2009 B, (Public Improvement), 5.75%, 7/1/38	1,000,000	784,170
Puerto Rico GO, Series 2009 B, (Public Improvement), 6.00%, 7/1/39	2,000,000	1,589,900
Puerto Rico GO, Series 2009 C, (Public Improvement), 6.00%, 7/1/39	655,000	520,692
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	1,000,000	777,800
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.50%, 7/1/39	3,085,000	2,383,594
Puerto Rico Public Buildings Authority Rev., Series 2012 U, 5.25%, 7/1/42 (LOC: Commonwealth of Puerto Rico)	2,750,000	1,970,238
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 5.50%, 8/1/31 (SBBPA: Government Development Bank for Puerto Rico)	400,000	258,072
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 A, 5.375%, 8/1/39	2,000,000	1,542,580
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 A1, 5.25%, 8/1/43	3,000,000	2,250,870
		22,334,669
SOUTH CAROLINA - 1.1%
South Carolina Jobs-Economic Development Authority Hospital Rev., (Palmetto Health), 5.75%, 8/1/39	1,475,000	1,557,733
Spartanburg County Regional Health Services District Rev., Series 2012 A, 5.00%, 4/15/37	2,000,000	2,070,120
		3,627,853
TENNESSEE - 0.5%
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.07%, 3/3/14 (LOC: Bank of America N.A.)	1,800,000	1,800,000

TEXAS - 4.1%
Dallas-Fort Worth International Airport Rev., Series 2012 G, 3.00%, 11/1/14	400,000	407,748
Dallas-Fort Worth International Airport Facilities Improvement Corp. Rev., Series 2012 B, 5.00%, 11/1/26	3,000,000	3,347,520
La Vernia Higher Education Finance Corp. Rev., Series 2009 A, (Kipp, Inc.), 6.25%, 8/15/39	1,000,000	1,097,280
Love Field Airport Modernization Corp. Special Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	500,000	510,110
San Antonio Electric and Gas Rev., (Junior Lien), 5.00%, 2/1/43	650,000	693,089
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Scott & White Healthcare Obligated Group), 5.00%, 8/15/43	1,000,000	1,024,990
Texas Private Activity Bond Surface Transportation Corp. Rev., (Senior Lien/LBJ Infrastructure), 7.00%, 6/30/40	3,000,000	3,396,690
Texas Public Finance Authority Charter School Finance Corp. Rev., Series 2010 A, (Cosmos Foundation, Inc.), 6.20%, 2/15/40	1,500,000	1,608,735
Travis County Health Facilities Development Corp. Rev., (Westminster Manor Health), 7.125%, 11/1/40	1,500,000	1,627,080
		13,713,242
U.S. VIRGIN ISLANDS - 0.5%
Virgin Islands Public Finance Authority Rev., Series 2010 B, (Subordinated Lien), 5.25%, 10/1/29	1,500,000	1,550,955
VIRGINIA - 2.5%
Dulles Town Center Community Development Authority Special Assessment Rev., 4.25%, 3/1/26	750,000	693,270
Fairfax County Economic Development Authority Rev., (Silver Line Phase I), 5.00%, 4/1/36	570,000	600,056
Mosaic Community Development Authority Tax Allocation Rev., Series 2011 A, 6.875%, 3/1/36	1,000,000	1,120,930
Norfolk Redevelopment & Housing Authority Rev., (Old Dominion University), VRDN, 0.05%, 3/3/14 (LOC: Bank of America N.A.)	2,000,000	2,000,000
Route 460 Funding Corp. Rev., Capital Appreciation, Series 2012 B, 0.00%, 7/1/35(2)	1,075,000	312,234
Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/23	2,000,000	2,434,500
Washington County Industrial Development Authority Hospital Facility Rev., Series 2009 C, (Mountain States Health Alliance), 7.75%, 7/1/38	1,000,000	1,149,740
		8,310,730
WASHINGTON - 1.3%
Port of Seattle Rev., Series 2000 B, 6.00%, 2/1/15 (NATL-RE)	250,000	263,095
Port of Seattle Industrial Development Corp. Rev., (Delta Airlines, Inc.), 5.00%, 4/1/30	1,000,000	914,050
Tacoma Electric System Rev., Series 2013 A, 5.00%, 1/1/38	1,000,000	1,070,410
Washington State Housing Finance Commission Rev., Series 2014 A, (Rockwood Retirement Communities Project), 7.50%, 1/1/49(1)	2,000,000	2,020,820
		4,268,375

WISCONSIN - 3.0%
Public Finance Authority Rev., (Roseman University Health Sciences), 5.50%, 4/1/32	2,000,000	1,944,100
Wisconsin Department of Transportation Rev., Series 1, 5.00%, 7/1/30	2,500,000	2,835,925
Wisconsin Health & Educational Facilities Authority Rev., (Meriter Hospital, Inc. Project), VRDN, 0.03%, 3/3/14 (LOC: JPMorgan Chase Bank N.A.)	2,100,000	2,100,000
Wisconsin Health & Educational Facilities Authority Rev., Series 2004 A, (Southwest Health Center), 6.25%, 4/1/14, Prerefunded at 100% of Par(5)	2,000,000	2,011,240
Wisconsin Health & Educational Facilities Authority Rev., Series 2009 A, (St. John's Communities, Inc.), 7.625%, 9/15/39	1,000,000	1,100,620
		9,991,885
WYOMING - 0.7%
Campbell County Solid Waste Facilities Rev., Series 2009 A, (Basin Electric Power Cooperative), 5.75%, 7/15/39	2,000,000	2,196,740

TOTAL INVESTMENT SECURITIES - 100.2% (Cost $335,700,743)	336,007,071
OTHER ASSETS AND LIABILITIES - (0.2)%	(644,664)
TOTAL NET ASSETS - 100.0%	$335,362,407

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
39	U.S. Treasury 10-Year Notes	June 2014	4,856,719	(5,649)
43	U.S. Treasury Long Bonds	June 2014	5,721,687	(31,508)
			10,578,406	(37,157)

Notes to Schedule of Investments

AGC	-	Assured Guaranty Corporation
COP	-	Certificates of Participation
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $3,753,994, which represented 1.1% of total net assets.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)	Escrowed to maturity in U.S. government securities or state and local government securities.

(6)	Non-income producing.

(7)	Security is in default.

(8)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $5,182,229, which represented 1.5% of total net assets.

(9)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $239,082.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of February 28, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$335,700,743
Gross tax appreciation of investments	$11,293,449
Gross tax depreciation of investments	(10,987,121)
Net tax appreciation (depreciation) of investments	$306,328

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Intermediate-Term Tax-Free Bond Fund

February 28, 2014

Intermediate-Term Tax-Free Bond - Schedule of Investments
FEBRUARY 28, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.3%
ALABAMA - 0.2%
Alabama 21st Century Authority Rev., Series 2012 A, (Tobacco Settlement Revenue), 4.00%, 6/1/16	1,060,000	1,140,178
Alabama 21st Century Authority Rev., Series 2012 A, (Tobacco Settlement Revenue), 5.00%, 6/1/17	1,500,000	1,696,320
Alabama 21st Century Authority Rev., Series 2012 A, (Tobacco Settlement Revenue), 5.00%, 6/1/19	4,510,000	5,243,146
		8,079,644
ALASKA - 0.1%
Aleutians East Borough Project Rev., (Aleutian Pribilof Islands, Inc.), 5.00%, 6/1/20 (ACA)	1,875,000	1,857,506
ARIZONA - 2.1%
Arizona Board of Regents COP, Series 2006 A, (University of Arizona), 5.00%, 6/1/18 (Ambac)	1,935,000	2,106,364
Arizona Department of Transportation State Highway Fund Rev., Series 2011 A, (Sub Highway Revenue), 5.00%, 7/1/22	12,400,000	14,636,092
Arizona Health Facilities Authority Rev., Series 2007 B, (Banner Health), VRN, 0.98%, 4/1/14	7,500,000	5,839,275
Arizona Health Facilities Authority Rev., Series 2008 D, (Banner Health), 5.00%, 1/1/15	3,000,000	3,121,170
Arizona Water Infrastructure Finance Authority Rev., Series 2010 A, 5.00%, 10/1/18	3,000,000	3,556,440
City of Mesa Excise Tax Rev., 5.00%, 7/1/27	2,000,000	2,215,600
Mohave County Industrial Development Authority Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25	5,000,000	5,779,450
Mohave County Industrial Development Authority Rev., Series 2004 A, (Mohave Prison), 5.00%, 4/1/14 (XLCA)(1)	1,655,000	1,662,447
Navajo County Pollution Control Corp. Rev., Series 2009 A, VRDN, 1.25%, 6/1/14	6,500,000	6,512,220
Navajo County Unified School District No. 20 Rev., Series 2006 A, 5.00%, 7/1/17 (NATL-RE)	1,815,000	2,046,267
Phoenix Civic Improvement Corp. Airport Rev., Series 2010 A, (Junior Lien), 5.00%, 7/1/40	3,000,000	3,094,320
Phoenix Civic Improvement Corp. Wastewater System Rev., (Senior Lien), 5.50%, 7/1/24	1,750,000	2,045,102
Phoenix GO, Series 1995 A, 6.25%, 7/1/17	1,070,000	1,271,856
Phoenix Industrial Development Authority Government Office Lease Rev., (Capitol Mall LLC), 5.00%, 9/15/26 (Ambac)	1,750,000	1,847,510
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)(1)	1,065,000	1,263,058
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)	645,000	747,613
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)(1)	1,120,000	1,353,027
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)	680,000	798,007
Pinal County Apache Junction Unified School District No. 43 GO, Series 2006 B, (School Improvements), 5.00%, 7/1/16, Prerefunded at 100% of Par (FGIC)(1)	775,000	859,638
Queen Creek Improvement District No. 1 Special Assessment Rev., 5.00%, 1/1/16	1,000,000	1,007,970
Salt River Project Agricultural Improvement & Power District Rev., Series 2008 A, (Electric System Distribution), 5.00%, 1/1/38	4,900,000	5,267,843
Salt River Project Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39	4,060,000	4,378,954
		71,410,223
ARKANSAS - 0.2%
Little Rock Metrocentere Improvement District No. 1 Rev., (Little Rock Newspapers, Inc.), VRDN, 0.04%, 3/3/14 (LOC: JPMorgan Chase Bank N.A.)	2,600,000	2,600,000
Valdez Marine Terminal Rev., Series 2003 C, (BP Pipelines, Inc.), 5.00%, 1/1/21 (GA: BP PLC)	2,600,000	3,044,678
		5,644,678

CALIFORNIA - 15.9%
Bay Area Toll Authority Toll Bridge Rev., (San Francisco Bay Area), 5.00%, 4/1/26	5,900,000	6,802,818
Bay Area Toll Authority Toll Bridge Rev., Series 2006 C4, (San Francisco Bay Area), VRDN, 1.45%, 8/1/17	5,975,000	6,088,465
Bay Area Toll Authority Toll Bridge Rev., Series 2006 F, (San Francisco Bay Area), 5.00%, 4/1/16, Prerefunded at 100% of Par(1)	11,780,000	12,943,982
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A1, (San Francisco Bay Area), VRDN, 0.73%, 3/6/14	2,175,000	2,174,173
Bay Area Toll Authority Toll Bridge Rev., Series 2008 G1, (San Francisco Bay Area), VRDN, 1.13%, 3/6/14	3,750,000	3,748,050
California Department of Water Resources Power Supply Rev., Series 2005 F5, 5.00%, 5/1/22	6,215,000	7,207,349
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16	2,450,000	2,705,559
California Department of Water Resources Power Supply Rev., Series 2008 AE, (Central Valley) 5.00%, 12/1/22	3,000,000	3,509,430
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/16	5,000,000	5,521,550
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/19	5,000,000	6,008,600
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/15	3,750,000	3,964,725
California Department of Water Resources Power Supply Rev., Series 2013 AM, (Central Valley), 5.00%, 12/1/25	10,185,000	12,206,010
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/18	3,890,000	4,601,286
California Economic Recovery GO, Series 2009 B, VRN, 5.00%, 7/1/14	5,000,000	5,082,350
California Educational Facilities Authority Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24(2)	3,500,000	4,005,645
California GO, 5.00%, 3/1/15	6,500,000	6,819,670
California GO, 5.00%, 5/1/15	6,000,000	6,343,560
California GO, 5.00%, 10/1/17	8,000,000	9,251,840
California GO, 5.25%, 9/1/23	25,000,000	30,164,250
California GO, 5.00%, 9/1/24	10,000,000	11,714,300
California GO, 5.00%, 2/1/27	10,000,000	11,447,400
California GO, 5.00%, 11/1/27	5,000,000	5,762,250
California GO, 5.00%, 2/1/28	10,000,000	11,333,700
California GO, 5.00%, 10/1/29	9,000,000	9,952,830
California GO, 5.75%, 4/1/31	16,630,000	19,194,180
California GO, 5.00%, 6/1/32	11,805,000	12,651,655
California GO, 5.00%, 11/1/32	2,785,000	3,009,081
California GO, 6.00%, 4/1/38	5,000,000	5,822,550
California GO, 5.50%, 11/1/39	10,000,000	11,214,800
California GO, Series 2012 B, VRN, 0.93%, 3/6/14	4,000,000	4,052,040
California GO, Series 2012 B, VRN, 1.03%, 3/6/14	1,600,000	1,622,768
California GO, Series 2012 B, VRN, 1.18%, 3/6/14	1,920,000	1,954,675
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,500,000	1,534,455
California Health Facilities Financing Authority Rev., Series 2008 B, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	2,200,000	2,250,534
California Health Facilities Financing Authority Rev., Series 2008 C, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,500,000	1,534,455
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(1)	35,000	43,850
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38	2,090,000	2,430,754
California Health Facilities Financing Authority Rev., Series 2008 I, (Catholic Healthcare West), 5.125%, 7/1/22	2,720,000	2,882,330

California Health Facilities Financing Authority Rev., Series 2009 A, (Adventist Health System West), 5.75%, 9/1/39	2,500,000	2,791,250
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 5.50%, 7/1/22	5,000,000	5,649,450
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	10,000,000	11,578,700
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/19	1,900,000	2,269,113
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/24	1,250,000	1,439,738
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	1,775,000	1,868,968
California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridge), (First Lien), 5.00%, 7/1/26 (FGIC)(1)	4,825,000	5,968,863
California Municipal Finance Authority Rev., Series 2010 A, (University of La Verne), 6.25%, 6/1/40	1,500,000	1,634,415
California Municipal Finance Authority COP, (Community Hospitals of Central California Obligated Group), 5.50%, 2/1/39	1,450,000	1,471,141
California Public Works Board Lease Rev., Series 2009 A, (Department of General Services - Building 8 & 9), 6.25%, 4/1/34	4,000,000	4,613,120
California Public Works Board Lease Rev., Series 2009 I1, (Various Capital Projects), 5.375%, 11/1/22	8,000,000	9,221,600
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/24	11,500,000	13,183,600
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	5,000,000	5,672,350
California State University Systemwide Rev., Series 2011 A, 5.00%, 11/1/15	3,315,000	3,582,786
California Statewide Communities Development Authority Rev., (North Peninsula Jewish Campus), VRDN, 0.05%, 3/3/14 (LOC: Bank of America N.A.)	8,285,000	8,285,000
California Statewide Communities Development Authority Rev., Series 2001 B, (Kaiser Permanente), VRDN, 3.90%, 7/1/14	2,000,000	2,024,460
California Statewide Communities Development Authority Rev., Series 2002 C, (Kaiser Permanente), VRDN, 5.00%, 11/1/17	2,400,000	2,732,040
California Statewide Communities Development Authority Rev., Series 2009 E2, (Kaiser Permanente), VRDN, 5.00%, 5/1/17	2,200,000	2,501,884
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	10,000,000	10,356,200
California Statewide Communities Development Authority Rev., Series 2012 B, (Kaiser Permanente), VRDN, 0.98%, 3/6/14	5,000,000	5,027,000
California Statewide Communities Development Authority Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.25%, 3/31/14, Partially prerefunded at 101% of Par (AGM)(1)	110,000	111,536
Clovis Unified School District GO, Capital Appreciation, Series 2004 A, 0.00%, 8/1/29 (NATL-RE)(3)	2,230,000	1,097,405
Foothill-De Anza Community College District GO, Series 2007 B, 5.00%, 8/1/17 (Ambac)	2,815,000	3,049,771
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 A, 6.00%, 1/15/49	2,350,000	2,480,660
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 B1, VRDN, 5.00%, 1/15/18	3,750,000	4,106,512
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 B3, VRDN, 5.50%, 1/15/23	2,000,000	2,185,680
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.00%, 6/1/15	5,000,000	5,234,550
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/30	1,650,000	1,754,841
Hesperia Unified School District COP, (2007 Capital Improvement), 5.00%, 2/1/17 (Ambac)	670,000	732,545
Los Angeles Community College District GO, Series 2008 E1, (Election of 2001), 5.00%, 8/1/20	2,250,000	2,584,170
Los Angeles County COP, (Disney Concert Hall), 5.00%, 9/1/20	900,000	1,063,476
Los Angeles County COP, (Disney Concert Hall), 5.00%, 9/1/21	1,250,000	1,474,413

Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 5.00%, 7/1/14	5,000,000	5,083,750
Los Angeles Department of Water & Power Waterworks Rev., Series 2009 B, 5.00%, 7/1/20	5,000,000	5,948,500
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 4.00%, 7/1/17	100,000	111,920
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/18	500,000	592,370
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/19	250,000	301,813
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/20	1,000,000	1,213,680
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/21	10,000,000	12,184,100
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/21	500,000	602,215
Los Angeles Unified School District GO, Series 2009 D, 5.00%, 7/1/18	2,300,000	2,720,555
Los Angeles Unified School District GO, Series 2009 D, 5.00%, 7/1/20	6,065,000	7,221,171
Los Angeles Unified School District GO, Series 2009 I, 5.00%, 7/1/21	6,520,000	7,643,461
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/18	3,205,000	3,791,034
Los Angeles Unified School District GO, Series 2011 A2, 5.00%, 7/1/21	10,070,000	12,238,474
Manteca Unified School District GO, 5.25%, 8/1/14, Prerefunded at 100% of Par (AGM)(1)	2,200,000	2,247,960
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35	2,300,000	2,546,698
Metropolitan Water District of Southern California Rev., Series 2011 A2, VRDN, 0.18%, 3/6/14	5,000,000	4,995,650
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/19 (AGC)	2,300,000	2,666,988
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/20 (AGC)	2,500,000	2,868,675
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/21 (AGC)	5,000,000	5,733,850
Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/16	1,000,000	1,110,960
Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/17	1,500,000	1,723,125
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	1,925,000	2,210,131
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	5,735,000	5,628,157
Plumas Unified School District GO, 5.25%, 8/1/20 (AGM)	1,000,000	1,182,670
Poway Unified School District GO, Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/41(3)	4,610,000	1,098,148
Riverside County Transportation Commission Rev., Series 2013 A, (Limited Tax), 5.25%, 6/1/39	2,665,000	2,971,795
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/18, Prerefunded at 100% of Par(1)	4,700,000	5,809,811
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	3,950,000	4,460,300
San Diego County Water Authority Rev., Series 2011 S1, (Subordinate Lien), 5.00%, 7/1/16	5,555,000	6,157,495
San Diego Public Facilities Financing Water Authority Rev., Series 2010 A, 5.00%, 8/1/22	2,000,000	2,359,480
San Diego Public Facilities Financing Water Authority Rev., Series 2010 A, 5.00%, 8/1/23	3,000,000	3,527,700
San Francisco City and County Airports Commission Rev., Series 2008-34F 5.00%, 5/1/17 (AGC)	4,140,000	4,734,338
San Marcos Public Facilities Authority Tax Allocation Rev., Series 2006 A, (Project Area No. 3), 5.00%, 8/1/20 (Ambac)	1,525,000	1,591,719
Southern California Public Power Authority Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22	2,875,000	3,336,380
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.625%, 1/1/29	2,800,000	3,206,896
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	6,250,000	6,253,312

		525,380,437
COLORADO - 2.5%
Aurora Hospital Rev., (Children's Hospital Association), 5.00%, 12/1/40	1,250,000	1,278,887
Colorado Department of Transportation Rev., (Transportation Revenue Anticipation Notes), 5.00%, 12/15/16	5,000,000	5,643,900
Colorado Educational & Cultural Facilities Authority Rev., Series 2007 D3 (National Jewish Federation Bond), VRDN, 0.03%, 3/3/14 (LOC: JPMorgan Chase Bank N.A.)	4,285,000	4,285,000
Colorado Educational & Cultural Facilities Authority Rev., Series 2008 A12, (National Jewish Federation Bond), VRDN, 0.03%, 3/3/14 (LOC: Bank of America N.A.)	4,095,000	4,095,000
Colorado Educational & Cultural Facilities Authority Rev., Series 2008 D4 (National Jewish Federation Bond), VRDN, 0.03%, 3/3/14 (LOC: JPMorgan Chase Bank N.A.)	1,750,000	1,750,000
Colorado Educational & Cultural Facilities Authority Rev., Series 2012 D7, (National Jewish Federation Bond), VRDN, 0.03%, 3/3/14 (LOC: JPMorgan Chase Bank N.A.)	2,425,000	2,425,000
Colorado Health Facilities Authority Rev., (Catholic Health Initiatives), 6.00%, 10/1/23	1,500,000	1,756,830
Colorado Health Facilities Authority Rev., Series 2006 B, (Longmont Unified Hospital), 5.00%, 12/1/20 (Radian)	1,000,000	1,037,680
Colorado Water Resources & Power Development Authority Rev., Series 2000 A, 6.25%, 9/1/16	50,000	50,273
Denver City and County Airport Rev., Series 2010 A, 5.00%, 11/15/21	2,500,000	2,893,650
Denver City and County Airport Rev., Series 2013 B, 5.00%, 11/15/43	7,400,000	7,732,556
E-470 Public Highway Authority Rev., Series 2011 A, VRN, 2.75%, 3/6/14	3,000,000	3,000,000
E-470 Public Highway Authority Rev., Series 2014 A, VRDN, 1.21%, 3/6/14(4)	8,650,000	8,658,823
Pitkin County Industrial Development Rev., Series 1994 A, (Aspen Skiing Company Project), VRDN, 0.03%, 3/3/14 (LOC: JPMorgan Chase Bank N.A.)	5,100,000	5,100,000
Regional Transportation District Rev., Series 2012 A, (Fastracks Project), 5.00%, 11/1/25	9,800,000	11,353,006
Regional Transportation District COP, Series 2010 A, 5.50%, 6/1/21	2,000,000	2,347,580
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.25%, 7/15/19	3,600,000	4,003,380
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.25%, 1/15/20	4,835,000	5,340,499
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/20	2,895,000	3,162,035
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 1/15/21	1,400,000	1,512,448
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/21	1,400,000	1,504,188
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 1/15/22	1,400,000	1,486,184
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/22	1,500,000	1,592,340
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	1,000,000	1,051,760
University of Colorado Enterprise System Rev., Series 2009 A, 5.25%, 6/1/30	1,200,000	1,348,356
		84,409,375
CONNECTICUT - 2.3%
Bridgeport GO, Series 2004 A, 5.25%, 8/15/14, Prerefunded at 100% of Par (NATL-RE)(1)	2,150,000	2,201,364
Connecticut GO, Series 2004 D, 5.00%, 12/1/14 (NATL-RE)	5,000,000	5,186,000
Connecticut GO, Series 2005 A, VRDN, 0.73%, 3/6/14	5,000,000	5,020,750
Connecticut GO, Series 2006 C, 5.00%, 6/1/14	5,000,000	5,063,600
Connecticut GO, Series 2006 D, 5.00%, 11/1/15	1,595,000	1,724,689
Connecticut GO, Series 2009 A, 5.00%, 1/1/16	8,375,000	9,103,039
Connecticut GO, Series 2012 A, VRDN, 0.43%, 3/6/14	4,500,000	4,506,480
Connecticut GO, Series 2012 A, VRDN, 0.56%, 3/6/14	4,300,000	4,311,610
Connecticut GO, Series 2012 A, VRDN, 0.71%, 3/6/14	4,000,000	4,012,400
Connecticut GO, Series 2013 A, 5.00%, 10/15/27	3,000,000	3,483,120
Connecticut Health & Educational Facilities Authority Rev., Series 1999 G (Ascension Health Center), VRDN, 1.55%, 2/1/17	3,230,000	3,300,220
Connecticut Health & Educational Facilities Authority Rev., Series 2007 I, (Quinnipiac University), 5.00%, 7/1/16 (NATL-RE)	2,660,000	2,923,526

Connecticut Health & Educational Facilities Authority Rev., Series 2010 A3, (Yale University), VRDN, 0.875%, 2/8/18	17,900,000	17,926,134
Connecticut Housing Finance Authority Rev., Series 2009 A1, VRDN, 0.03%, 3/3/14 (SBBPA: JPMorgan Chase Bank N.A.)	4,185,000	4,185,000
Connecticut Housing Finance Authority Rev., Series 2009 C2, VRDN, 0.03%, 3/3/14 (SBBPA: JPMorgan Chase Bank N.A.)	4,910,000	4,910,000
		77,857,932
DISTRICT OF COLUMBIA - 1.0%
District of Columbia Rev., Series 2010 A, (Income Tax Secured), 5.00%, 12/1/19	5,000,000	6,022,950
District of Columbia Rev., Series 2012 A, (Income Tax Secured), 5.00%, 12/1/16	1,200,000	1,353,672
District of Columbia Rev., Series 2012 A, (Income Tax Secured), 5.00%, 12/1/17	5,000,000	5,812,900
District of Columbia Rev., Series 2012 C, (Income Tax Secured), 4.00%, 12/1/15	4,500,000	4,800,240
District of Columbia Water & Sewer Authority Public Utility Rev., Series 2008 A, (Subordinated Lien) 5.00%, 10/1/34 (AGC)	1,200,000	1,299,840
District of Columbia Water & Sewer Authority Public Utility Rev., Series 2012 B1, VRDN, 0.51%, 3/6/14	2,500,000	2,503,175
Metropolitan Washington Airports Authority Rev., Series 2009 A, (First Senior Lien), 5.00%, 10/1/39	5,000,000	5,163,350
Washington Metropolitan Area Transit Authority Rev., Series 2009 A, 5.00%, 7/1/17	4,600,000	5,241,470
		32,197,597
FLORIDA - 5.5%
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/24	2,650,000	2,988,776
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/25	1,000,000	1,117,330
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/26	1,000,000	1,108,290
Broward County School Board COP, Series 2012 A, 5.00%, 7/1/26	11,800,000	13,061,538
Citizens Property Insurance Corp. Rev., Series 2009 A1, (Senior Secured), 5.50%, 6/1/16 (AGC)	9,450,000	10,510,384
Citizens Property Insurance Corp. Rev., Series 2009 A1, (Senior Secured), 6.00%, 6/1/17	2,500,000	2,902,325
Citizens Property Insurance Corp. Rev., Series 2011 A1, (Senior Secured), 5.00%, 6/1/16	3,000,000	3,297,510
Citizens Property Insurance Corp. Rev., Series 2011 A1, (Senior Secured), 5.00%, 6/1/18	4,440,000	5,092,147
Florida Municipal Power Agency Rev., Series 2009 A, (All Requirements Power), 5.25%, 10/1/20	2,000,000	2,363,100
Florida Municipal Power Agency Rev., Series 2009 A, (All Requirements Power), 5.25%, 10/1/21	3,470,000	4,061,114
Florida State Board of Education GO, Series 2013 A, 5.00%, 6/1/22	10,000,000	12,045,200
Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/16	1,000,000	1,085,270
Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/18	575,000	616,308
Halifax Hospital Medical Center Rev., Series 2006 B1, 5.50%, 6/1/38 (AGM)	1,000,000	1,040,250
Halifax Hospital Medical Center Rev., Series 2006 B2, 5.375%, 6/1/31 (AGM)	2,000,000	2,096,180
Indian River County Rev., (Spring Training Facility), 5.25%, 4/1/15 (NATL-RE/FGIC)	800,000	803,616
JEA Electric System Rev., Series 2009 A, 5.50%, 4/1/14, Prerefunded at 100% of Par(1)	10,000,000	10,049,500
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/15	3,000,000	3,228,720
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/17	1,810,000	2,090,079
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/21	3,115,000	3,714,482
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/22	1,750,000	2,086,718
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/23	1,500,000	1,766,085
Lee County School Board COP, Series 2012 B, 5.00%, 8/1/17	3,170,000	3,604,829
Miami Beach Health Facilities Authority Rev., (Mount Sinai Medical Center), 3.00%, 11/15/14	1,200,000	1,217,388
Miami Parking Facilities Rev., 5.25%, 10/1/15 (NATL-RE)	650,000	678,633
Miami-Dade County Rev., Series 2012 B, 5.00%, 10/1/37	900,000	926,244
Miami-Dade County Aviation Department Rev., Series 2007 D, (Miami International Airport), 5.25%, 10/1/26 (AGM)	4,650,000	5,283,144
Miami-Dade County Aviation Department Rev., Series 2010 B, 5.00%, 10/1/41	3,000,000	3,076,860

Miami-Dade County Water & Sewer Rev., Series 2013 A, 5.00%, 10/1/42	9,335,000	9,721,562
Orange County School Board COP, Series 2012 B, 5.00%, 8/1/26	8,000,000	8,902,320
Orange County School Board COP, Series 2012 B, 5.00%, 8/1/27	6,500,000	7,176,845
Orlando & Orange County Expressway Authority Rev., Series 2010 A, 5.00%, 7/1/40	3,000,000	3,094,320
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33	2,000,000	2,217,200
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/19	1,500,000	1,801,035
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/20	5,000,000	6,018,600
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/21	4,745,000	5,714,214
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/22	1,750,000	2,101,313
Orlando Utilities Commission Water & Electric Rev., Series 1989 D, 6.75%, 10/1/17(1)	625,000	700,663
Palm Beach County Health Facilities Authority Rev., Series 2010 A, (Bethesda Healthcare System), 5.25%, 7/1/40 (AGM)	5,850,000	6,056,739
Palm Beach County School Board COP, Series 2011 A, VRDN, 5.00%, 8/1/16	7,000,000	7,719,460
South Lake County Hospital District Rev., Series 2010 A, (South Lake Hospital), 6.25%, 4/1/39	3,250,000	3,510,682
St. Petersburg Health Facilities Authority Rev., Series 2009 A, (All Children's Health Facilities), 6.50%, 11/15/39	4,700,000	5,210,984
Sunrise Florida Utilities System Rev., 5.20%, 10/1/20, Prerefunded at 100% of Par (Ambac)(1)	430,000	510,543
Sunrise Florida Utilities System Rev., 5.20%, 10/1/22 (Ambac)	570,000	629,126
Tampa Bay Water Regional Water Supply Authority Utility System Rev., Series 2011 A, 5.00%, 10/1/16	3,600,000	4,032,972
Tampa Bay Water Regional Water Supply Authority Utility System Rev., Series 2011 A, 5.00%, 10/1/17	3,000,000	3,468,270
Tampa Guaranteed Entitlement Rev., 6.00%, 10/1/18 (Ambac)	230,000	251,390
Tampa Water & Sewer Rev., 6.00%, 10/1/17 (AGM)	1,000,000	1,190,000
		181,940,258
GEORGIA - 3.1%
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.05%, 3/3/14	1,000,000	1,000,000
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.05%, 3/3/14	4,500,000	4,500,000
Athens-Clarke County Unified Government Water & Sewer Rev., 5.625%, 1/1/28	1,200,000	1,397,640
Atlanta Rev., Series 2009 A, 6.00%, 11/1/27	5,000,000	6,006,750
Atlanta Rev., Series 2009 A, 6.00%, 11/1/28	3,000,000	3,592,830
Burke County Development Authority Rev., Series 2009 1, (Georgia Power Co.), VRDN, 0.04%, 3/3/14	2,900,000	2,900,000
Floyd County Development Authority Rev., (Power Company Plant Hammond Project), VRDN, 0.05%, 3/3/14 (Acquired 11/1/13, Cost $5,000,000)(5)	5,000,000	5,000,000
Georgia GO, Series 2009 G, 5.00%, 11/1/16	2,000,000	2,250,320
Georgia GO, Series 2009 I, 5.00%, 7/1/16	10,000,000	11,109,600
Georgia GO, Series 2013 C, 5.00%, 10/1/20	13,735,000	16,685,828
Georgia Municipal Electric Authority Rev., Series 2008 A, (Project 1), 5.25%, 1/1/17	5,000,000	5,653,300
Georgia Municipal Electric Authority Rev., Series 2008 D, (Project 1), 5.50%, 1/1/26	4,800,000	5,513,376
Georgia Road & Tollway Authority Rev., Series 2008 A, (Federal Highway Grant Anticipation Bonds), 5.00%, 6/1/16	6,350,000	7,012,051
Georgia Road & Tollway Authority Rev., Series 2009 A, (Federal Highway Grant Anticipation Bonds), 5.00%, 6/1/21	4,000,000	4,583,000
Marietta Development Authority Rev., (Life University, Inc.), 6.25%, 6/15/20	790,000	809,410
Metropolitan Atlanta Rapid Transit Authority Rev., Series 2000 A, VRDN, 0.28%, 3/6/14	10,000,000	9,999,700
Private Colleges & Universities Authority Rev., Series 2009 B, (Emory University), 5.00%, 9/1/35	1,000,000	1,094,470
Putnam County Development Authority Rev., (Power Company Plant BRH Project), VRDN, 0.05%, 3/3/14	12,200,000	12,200,000

		101,308,275
GUAM - 0.9%
Guam Government Business Privilege Tax GO, Series 2011 A, 5.00%, 1/1/27	3,185,000	3,385,273
Guam Government Business Privilege Tax GO, Series 2011 A, 5.25%, 1/1/36	2,000,000	2,054,820
Guam Government Department of Education COP, Series 2010 A, (John F. Kennedy High School), 6.875%, 12/1/40	1,500,000	1,539,840
Guam Government GO, Series 2009 A, 6.00%, 11/15/19	5,000,000	5,341,350
Guam Government GO, Series 2009 A, 6.75%, 11/15/29	12,570,000	13,238,975
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/26 (AGM)	2,000,000	2,197,920
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/27 (AGM)	1,000,000	1,092,210
		28,850,388
HAWAII - 0.8%
Hawaii GO, Series 2007 DJ 5.00%, 4/1/26 (Ambac)	5,000,000	5,554,700
Hawaii GO, Series 2010 DY, 5.00%, 2/1/15	1,000,000	1,044,940
Hawaii GO, Series EA, 5.00%, 12/1/23	10,000,000	11,813,200
Hawaii Pacific Health Rev., Series 2010 A, 5.50%, 7/1/40	2,500,000	2,622,375
Hawaii Pacific Health Special Purpose Rev., Series 2010 B, 5.75%, 7/1/40	800,000	854,584
Honolulu City and County GO, Series 2009 A, 5.00%, 4/1/21	3,000,000	3,524,520
Honolulu City and County Wastewater System Rev., Series 2012 A, (First Bond Resolution), 5.00%, 7/1/23	905,000	1,070,280
		26,484,599
IDAHO - 0.1%
Idaho Health Facilities Authority Rev., (St. Luke's Regional Medical Center), 5.00%, 7/1/35 (AGM)	250,000	256,538
Idaho Housing & Finance Association Rev., Series 2011 A, 5.00%, 7/15/29	3,000,000	3,252,780
		3,509,318
ILLINOIS - 4.5%
Bedford Park GO, Series 2004 A, 5.25%, 12/15/20 (AGM)	2,000,000	2,071,960
Bourbonnais Industrial Project Rev., (Olivet Nazarene University), 5.00%, 11/1/20	1,235,000	1,374,888
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/14	1,050,000	1,083,947
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/15	1,250,000	1,333,812
Chicago GO, Series 2007 E, VRDN, 0.03%, 3/3/14 (LOC: Barclays Bank PLC)	1,000,000	1,000,000
Chicago O'Hare International Airport Rev., Series 2005 B, 5.25%, 1/1/18 (NATL-RE)	5,000,000	5,785,500
Chicago O'Hare International Airport Rev., Series 2008 C, 4.00%, 1/1/17 (AGM)	600,000	654,984
Chicago O'Hare International Airport Rev., Series 2011 A, (Third Lien), 5.75%, 1/1/39	2,000,000	2,139,000
Chicago O'Hare International Airport Rev., Series 2011 B, (Third Lien), 5.00%, 1/1/16	1,000,000	1,084,800
Chicago O'Hare International Airport Rev., Series 2011 B, (Third Lien), 5.00%, 1/1/22	1,000,000	1,143,100
Cicero GO, Series 2005 A, 5.25%, 1/1/20 (XLCA)	1,250,000	1,303,000
Cicero GO, Series 2005 A, 5.25%, 1/1/21 (XLCA)	1,000,000	1,042,400
Illinois Dedicated Tax Rev., (Civic Center), 6.25%, 12/15/20 (Ambac)	1,650,000	1,854,418
Illinois Educational Facilities Authority Rev., Series 2001 B1, (University of Chicago), VRDN, 1.10%, 2/15/18	3,875,000	3,884,416
Illinois Finance Authority Rev., (Central DuPage Health), 5.00%, 11/1/27	3,595,000	3,943,679
Illinois Finance Authority Rev., (Little Co. Mary Hospital Health), 5.375%, 8/15/40	1,000,000	1,028,810
Illinois Finance Authority Rev., Series 2008 D, (Advocate Health Care Network), 6.25%, 11/1/28	5,000,000	5,779,200
Illinois Finance Authority Rev., Series 2009 C, (Rush University Medical Center), 6.375%, 11/1/29	5,000,000	5,709,050
Illinois Finance Authority Rev., Series 2010 A, (Provena Health), 5.00%, 5/1/14	1,000,000	1,006,350
Illinois Finance Authority Rev., Series 2010 A, (Provena Health), 5.25%, 5/1/16	1,000,000	1,074,570

Illinois Finance Authority Rev., Series 2011 A, (Carle Foundation), 6.00%, 8/15/41	2,000,000	2,215,080
Illinois GO, 5.00%, 1/1/15	15,000,000	15,596,700
Illinois GO, 5.50%, 8/1/15 (NATL-RE)	1,795,000	1,926,412
Illinois GO, 5.00%, 1/1/17 (AGM)	9,800,000	10,899,854
Illinois GO, 4.00%, 9/1/17	5,000,000	5,477,900
Illinois GO, 5.00%, 1/1/20	1,000,000	1,145,300
Illinois GO, 5.00%, 2/1/20	2,000,000	2,293,080
Illinois GO, 5.00%, 2/1/21	950,000	1,086,315
Illinois GO, 5.00%, 8/1/23	5,000,000	5,604,700
Illinois GO, 5.00%, 8/1/24	7,585,000	8,348,203
Illinois GO, 5.00%, 3/1/37	900,000	916,938
Illinois GO, 5.50%, 7/1/38	4,900,000	5,214,286
Illinois Sales Tax Rev., 5.00%, 6/15/17	3,000,000	3,423,000
Illinois Sales Tax Rev., 5.00%, 6/15/26	4,000,000	4,558,760
Illinois State Unemployment Insurance Fund Building Receipts Rev., Series 2012 A, 5.00%, 6/15/15	4,000,000	4,249,560
Illinois Toll Highway Authority Rev., Series 2010 A1, 5.00%, 1/1/25	5,000,000	5,499,650
Kane County Community Unit School District No. 304 GO, 6.20%, 1/1/15, Prerefunded at 100% of Par (AGM)(1)	930,000	977,514
Metropolitan Pier & Exposition Authority Rev., Series 2010 B2, (McCormick Place Expansion), 5.00%, 6/15/50	2,750,000	2,754,950
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/17	6,000,000	6,715,380
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/21	10,000,000	11,714,800
Regional Transportation Authority Rev., Series 1990 A, 7.20%, 11/1/20 (Ambac)	725,000	854,239
Southwestern Illinois Development Authority Rev., (Triad School District No. 2), 5.00%, 10/1/18 (NATL-RE)	1,000,000	1,095,850
University of Illinois COP, Series 2006 A, (Academic Facilities), 5.00%, 3/15/16 (Ambac)	3,270,000	3,507,860
		150,374,215
INDIANA - 1.0%
Hamilton Southeastern Consolidated School Building Corp. Rev., (Hamilton County), 4.25%, 7/15/20 (AGM)	1,000,000	1,062,790
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/17 (AGM)	1,520,000	1,677,122
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/18 (AGM)	1,600,000	1,767,904
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/19 (AGM)	1,680,000	1,856,299
Indiana Finance Authority Lease Rev., Series 2008 A1, 5.00%, 11/1/16	5,000,000	5,587,800
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/23	2,645,000	3,086,345
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/24	3,025,000	3,504,493
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/25	1,650,000	1,895,206
Indiana Health Facility Financing Authority Rev., Series 2011 A1, (Ascension Health Credit Group), VRDN, 1.50%, 8/1/14	3,500,000	3,517,430
Indiana Transportation Finance Authority Rev., Series 1990 A, 7.25%, 6/1/15	340,000	355,229
Indiana University Rev., Series 2011 U, 5.00%, 8/1/16	1,000,000	1,114,030
Indiana University Rev., Series 2011 U, 5.00%, 8/1/17	2,000,000	2,302,760
Indiana University Rev., Series 2011 U, 5.00%, 8/1/19	4,200,000	5,040,588
		32,767,996
IOWA - 0.2%
Iowa Rev., Series 2009 A, (I-Jobs Program), 5.00%, 6/1/22	2,500,000	2,901,800
Iowa Finance Authority Health Facilities Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/14	1,950,000	1,966,887

Iowa Finance Authority Health Facilities Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/16	1,690,000	1,772,557
		6,641,244
KANSAS - 0.1%
Kansas State Department of Transportation Rev., Series 2009 A, 5.00%, 9/1/16	4,500,000	5,030,280
KENTUCKY - 0.8%
Kentucky Asset/Liability Commission Agency Fund Rev., Series 2010 A, (Federal Highway Trust), 5.00%, 9/1/20	4,000,000	4,713,200
Kentucky Economic Development Finance Authority Rev., Series 2009 A, (Baptist Healthcare System), 5.375%, 8/15/24	3,000,000	3,360,390
Kentucky Economic Development Finance Authority Rev., Series 2009 A, (Baptist Healthcare System), 5.625%, 8/15/27	1,250,000	1,359,287
Kentucky Economic Development Finance Authority Rev., Series 2009 B1, (Baptist Healthcare System), VRDN, 0.04%, 3/3/14 (LOC: JPMorgan Chase Bank N.A.)	2,200,000	2,200,000
Kentucky Public Transportation Infrastructure Authority Rev., Series 2013 A, (Downtown Crossing Project), 5.00%, 7/1/17	8,850,000	9,894,123
Kentucky State Property & Buildings Commission Rev., (Project No. 82), 5.25%, 10/1/16 (AGM)	4,600,000	5,166,950
		26,693,950
LOUISIANA - 1.7%
Louisiana GO, Series 2010 A, 5.00%, 11/15/18	3,225,000	3,833,912
Louisiana GO, Series 2013 C, 5.00%, 7/15/25	3,000,000	3,557,790
Louisiana GO, Series 2013 C, 5.00%, 7/15/26	4,215,000	4,954,985
Louisiana Public Facilities Authority Rev., (Dynamic Fuels LLC Project), VRDN, 0.04%, 3/3/14 (LOC: JPMorgan Chase Bank N.A.)	21,100,000	21,100,000
Louisiana Public Facilities Authority Rev., Series 2006 A, (Black & Gold Facilities), 5.00%, 7/1/15 (CIFG)	1,205,000	1,224,160
Louisiana Public Facilities Authority Rev., Series 2007 A, (Black & Gold Facilities), 5.00%, 7/1/22 (AGC)	1,465,000	1,542,660
New Orleans GO, 5.00%, 12/1/19	5,000,000	5,796,050
New Orleans GO, 5.00%, 12/1/20	4,000,000	4,611,120
New Orleans GO, 5.00%, 12/1/21	6,000,000	6,861,600
Regional Transit Authority Sales Tax Rev., 5.00%, 12/1/17 (AGM)	1,000,000	1,147,620
Regional Transit Authority Sales Tax Rev., 5.00%, 12/1/19 (AGM)	1,000,000	1,178,440
Regional Transit Authority Sales Tax Rev., 5.00%, 12/1/20 (AGM)	1,250,000	1,473,275
		57,281,612
MAINE - 0.1%
Portland Airport Rev., 5.00%, 1/1/40 (AGM)	1,795,000	1,874,752

MARYLAND - 1.3%
Maryland Economic Development Corp. Rev., Series 2010 A, (Transportation Facilities), 5.75%, 6/1/35	1,000,000	1,029,670
Maryland GO, Series 2005 A, (Capital Improvement & Local Facilities), 5.25%, 2/15/15	10,000,000	10,494,300
Maryland GO, Series 2009 B, 5.25%, 8/15/18	4,000,000	4,781,560
Maryland GO, Series 2009 C, 5.00%, 11/1/19	5,055,000	6,119,330
Maryland GO, Series 2011 B, 5.00%, 8/1/19	5,000,000	6,029,900
Maryland GO, Series 2013 A, 5.00%, 3/1/23	10,000,000	11,820,400
Maryland Health & Higher Educational Facilities Authority Rev., Series 2008 A, (Johns Hopkins University), 5.25%, 7/1/38	1,645,000	1,818,219
		42,093,379
MASSACHUSETTS - 3.9%
Massachusetts Bay Transportation Authority Rev., Series 2008 A, 5.25%, 7/1/34	3,300,000	3,658,908

Massachusetts Development Finance Agency Rev., Series 2007 C, (Wheelock College), 5.00%, 10/1/17	1,410,000	1,541,609
Massachusetts GO, Series 2006 D, (Consolidated Loan), 5.00%, 8/1/14	2,500,000	2,552,175
Massachusetts GO, Series 2011 A, (Consolidated Loan), 5.00%, 4/1/28	10,000,000	11,470,300
Massachusetts GO, Series 2011 B, (Consolidated Loan), 5.00%, 8/1/22	9,635,000	11,405,046
Massachusetts GO, Series 2013 E, (Consolidated Loan), 5.00%, 8/1/24	10,000,000	11,887,000
Massachusetts Health & Educational Facilities Authority Rev., Series 2008 A, (Massachusetts Institute of Technology), 5.00%, 7/1/14	5,000,000	5,083,950
Massachusetts Health & Educational Facilities Authority Rev., Series 2009 A, (Harvard University), 5.50%, 11/15/36(2)	6,800,000	7,697,532
Massachusetts Health & Educational Facilities Authority Rev., Series 2009 O, (Massachusetts Institute of Technology), 5.75%, 7/1/26	10,000,000	12,138,800
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 C, (Massachusetts Eye and Ear Infirmary), 5.375%, 7/1/35	2,000,000	2,048,920
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 G, (Umass Memorial), 5.00%, 7/1/20	1,500,000	1,669,290
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 G, (Umass Memorial), 5.00%, 7/1/21	1,050,000	1,137,297
Massachusetts Municipal Wholesale Electric Co. Rev., Series 2012 A, 5.00%, 7/1/15	3,000,000	3,188,850
Massachusetts Port Authority Rev., Series 2012 B, 4.00%, 7/1/18	1,305,000	1,478,356
Massachusetts Port Authority Rev., Series 2012 B, 5.00%, 7/1/19	250,000	298,650
Massachusetts Port Authority Rev., Series 2012 B, 4.00%, 7/1/22	2,655,000	2,969,113
Massachusetts School Building Authority Sales Tax Rev., Series 2011 B, (Senior Lien), 5.00%, 10/15/32	6,630,000	7,349,222
Massachusetts School Building Authority Sales Tax Rev., Series 2012 A, (Senior Lien), 5.00%, 8/15/30	7,750,000	8,774,008
Massachusetts School Building Authority Sales Tax Rev., Series 2012 B, 5.00%, 8/15/30	3,575,000	4,047,365
Massachusetts State Department of Transportation Metropolitan Highway Rev., Series 2010 B, (Metropolitan Senior), 5.00%, 1/1/23	1,000,000	1,121,480
Massachusetts State Department of Transportation Metropolitan Highway Rev., Series 2010 B, (Metropolitan Senior), 5.00%, 1/1/24	6,000,000	6,680,880
Massachusetts State Transportation Fund Rev., Series 2013 A, (Accelerated Bridge Program), 5.00%, 6/1/25	7,740,000	8,979,793
Massachusetts State Transportation Fund Rev., Series 2013 A, (Accelerated Bridge Program), 5.00%, 6/1/28	1,000,000	1,136,580
Massachusetts State Transportation Fund Rev., Series 2013 A, (Accelerated Bridge Program), 5.00%, 6/1/29	1,755,000	1,982,939
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/23	1,000,000	1,176,540
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/24	1,815,000	2,116,036
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/25	4,215,000	4,877,556
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/26	1,000,000	1,148,900
		129,617,095
MICHIGAN - 2.9%
Detroit City School District GO, Series 2012 A, (Building & Site), 4.00%, 5/1/14 (Q-SBLF)	2,500,000	2,515,000
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/18 (Q-SBLF)	3,500,000	3,904,390
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/28 (Q-SBLF)	6,500,000	6,835,595
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/31 (Q-SBLF)	4,750,000	4,889,365
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/26	4,300,000	4,291,959

Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/32	12,500,000	12,069,750
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/39	19,825,000	19,268,909
Detroit Water Supply System Rev., Series 2011 A, (Senior Lien), 5.00%, 7/1/15	1,650,000	1,658,778
Detroit Water Supply System Rev., Series 2011 A, (Senior Lien), 5.00%, 7/1/17	1,300,000	1,307,501
Detroit Water Supply System Rev., Series 2011 A, (Senior Lien), 5.00%, 7/1/36	1,000,000	952,740
Detroit Water Supply System Rev., Series 2011 C, (Senior Lien), 5.00%, 7/1/41	850,000	799,910
Kalamazoo Public Schools GO, (Building & Site), 5.25%, 5/1/16 (AGM)	1,545,000	1,708,708
Lansing Board of Water & Light Utility System Rev., Series 2011 A, 5.00%, 7/1/27	5,000,000	5,558,650
Michigan Finance Authority Rev., (Detroit School District), 5.50%, 6/1/21	6,000,000	6,780,840
Michigan Higher Education Facilities Authority Rev., (Limited Obligation-Hillsdale College), 5.00%, 3/1/26	2,345,000	2,347,157
Michigan State Building Authority Rev., Series 2009 I, (Facilities Program), 5.25%, 10/15/20	4,000,000	4,606,360
Michigan State Hospital Finance Authority Rev., Series 2012 A, (Mclaren Health Care Corporation), 4.00%, 6/1/14	595,000	600,783
Michigan State Hospital Finance Authority Rev., Series 2012 A, (Mclaren Health Care Corporation), 5.00%, 6/1/15	700,000	740,782
Michigan State Hospital Finance Authority Rev., Series 2012 A, (Mclaren Health Care Corporation), 5.00%, 6/1/16	1,360,000	1,493,362
Michigan State Hospital Finance Authority Rev., Series 2012 A, (Mclaren Health Care Corporation), 5.00%, 6/1/17	1,600,000	1,811,248
Michigan State Hospital Finance Authority Rev., Series 2012 A-4, (Ascension Health Credit Group), VRDN, 1.625%, 11/1/19	8,000,000	7,799,440
Wayne County Airport Authority Rev., (Detroit Metropolitan Airport), 5.00%, 12/1/18 (NATL-RE/FGIC)	3,000,000	3,358,650
Wayne County Airport Authority Rev., (Detroit Metropolitan Airport), 5.00%, 12/1/19 (NATL-RE/FGIC)	2,000,000	2,211,260
		97,511,137
MINNESOTA - 0.9%
Minneapolis Rev., (Minnehaha Academy Project), VRDN, 0.04%, 3/3/14 (LOC: U.S. Bank N.A.)	3,166,000	3,166,000
Minnesota GO, 5.00%, 11/1/16	6,455,000	7,259,228
Minnesota GO, Series 2010 D, 5.00%, 8/1/19	5,000,000	6,024,050
Minnesota Higher Education Facilities Authority Rev., Series 2010-7B, (Gustavus Adolfus), 5.00%, 10/1/17	2,740,000	3,136,642
Minnesota Higher Education Facilities Authority Rev., Series 2010-7B, (Gustavus Adolfus), 5.00%, 10/1/20	2,680,000	3,123,701
Minnesota Higher Education Facilities Authority Rev., Series 2010-7B, (Gustavus Adolfus), 5.00%, 10/1/22	1,250,000	1,416,463
Rochester Health Care Facilities Rev., Series 2011 C, (Mayo Clinic), VRDN, 4.50%, 11/15/21	6,000,000	6,909,660
		31,035,744
MISSISSIPPI - 0.9%
Mississippi Development Bank Special Obligation Rev., (Jackson Water and Sewer System Project), 6.875%, 12/1/40 (AGM)	4,150,000	5,285,274
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Biloxi, Mississippi), 5.00%, 11/1/15 (Ambac)	1,565,000	1,674,174
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Biloxi, Mississippi), 5.00%, 11/1/16 (Ambac)	1,645,000	1,809,319
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Municipal Energy Agency Power Supply), 5.00%, 3/1/17 (XLCA)	1,000,000	1,073,170
Mississippi Development Bank Special Obligation Rev., Series 2007 A, (Mississippi Development Bank), 5.00%, 7/1/19 (Ambac)	4,160,000	4,778,925
Mississippi Development Bank Special Obligation Rev., Series 2010 D, (Department of Corrections), 5.25%, 8/1/27	5,000,000	5,490,900

Mississippi GO, Series 2013 B, 5.00%, 12/1/27	5,000,000	5,858,000
University of Southern Mississippi Educational Building Co. Rev., Series 2006 A, 5.00%, 3/1/17 (AGM)	1,195,000	1,299,790
University of Southern Mississippi Educational Building Co. Rev., Series 2006 A, 5.00%, 3/1/18 (AGM)	1,940,000	2,110,099
		29,379,651
MISSOURI - 0.4%
Jackson County Public Building Corp. Rev., Series 2006 A, (Capital Improvements), 5.00%, 12/1/15 (NATL-RE)	1,425,000	1,529,096
Missouri Health & Educational Facilities Authority Rev., Series 2008 A, (The Washington University), 5.375%, 3/15/39	2,000,000	2,207,420
Missouri Highway & Transportation Commission Rev., Series 2010 A, 5.00%, 5/1/18	2,700,000	3,167,775
Missouri Joint Municipal Electric Utility Commission Rev., (Plum Point), 5.00%, 1/1/16 (NATL-RE)	3,145,000	3,350,966
Missouri State Health & Educational Facilities Authority Rev., (Kansas City Art Institute), VRDN, 0.04%, 3/3/14 (LOC: Commerce Bank N.A.)	2,495,000	2,495,000
Missouri State Health & Educational Facilities Authority Rev., Series 2011 B, (Rockhurst University), VRDN, 0.04%, 3/3/14 (LOC: Commerce Bank N.A.)	1,000,000	1,000,000
St. Louis Municipal Finance Corp. Rev., Series 2006 A, (Carnahan Courthouse), 4.00%, 2/15/17 (Ambac)	1,000,000	1,060,560
		14,810,817
MONTANA - 0.2%
Forsyth Pollution Control Rev., Series 2007, (PacifiCorp. Project), VRDN, 0.03%, 3/3/14 (LOC: JPMorgan Chase Bank N.A.)	5,900,000	5,900,000
NEBRASKA - 0.3%
Central Plains Energy Project Rev., 5.00%, 9/1/22	2,500,000	2,756,475
Nebraska Public Power District Rev., Series 2008 B, 5.00%, 1/1/20	2,500,000	2,847,000
Nebraska Public Power District Rev., Series 2012 A, 5.00%, 1/1/25	750,000	856,065
Omaha Public Power District Electric System Rev., Series 2007 A, 5.00%, 2/1/21	3,000,000	3,350,670
		9,810,210
NEVADA - 0.2%
Nevada GO, Series 2013 D1, 5.00%, 3/1/22	4,800,000	5,723,856
NEW HAMPSHIRE - 0.1%
New Hampshire Business Finance Authority Rev., (Huggins Hospital), VRDN, 0.03%, 3/3/14 (LOC: TD BankNorth N.A.)	1,500,000	1,500,000
New Hampshire Health & Education Facilities Authority Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/18	1,160,000	1,184,662
		2,684,662
NEW JERSEY - 4.1%
New Jersey Economic Development Authority Rev., 5.00%, 6/15/14	4,100,000	4,154,776
New Jersey Economic Development Authority Rev., Series 2008 W, (School Facilities Construction), 5.00%, 9/1/15	3,475,000	3,725,999
New Jersey Economic Development Authority Rev., Series 2008 Y, (School Facilities Construction), 5.00%, 9/1/33	110,000	116,032
New Jersey Economic Development Authority Rev., Series 2011 GG, (School Facilities Construction), 5.00%, 9/1/19	5,000,000	5,914,400
New Jersey Economic Development Authority Rev., Series 2012 G, (School Facilities Construction), VRDN, 0.61%, 3/6/14	7,000,000	7,014,490
New Jersey GO, 5.00%, 8/1/14	5,000,000	5,104,800
New Jersey GO, 5.00%, 6/1/17	4,500,000	5,155,965
New Jersey GO, Series 2010 Q, 5.00%, 8/15/15	7,000,000	7,498,960
New Jersey Health Care Facilities Financing Authority Rev., (Hackensack University Medical Center), 5.00%, 1/1/34	1,050,000	1,077,731

New Jersey Health Care Facilities Financing Authority Rev., (The Robert Wood Johnson Foundation), 5.00%, 7/1/31	1,725,000	1,797,554
New Jersey Institute of Technology Rev., Series 2012 A, 5.00%, 7/1/32	1,250,000	1,350,275
New Jersey Sports & Exposition Authority Rev., Series 2008 B, 5.00%, 9/1/18(1)	75,000	88,353
New Jersey State Turnpike Authority Rev., Series 2009 G, 5.00%, 1/1/18	1,700,000	1,960,151
New Jersey State Turnpike Authority Rev., Series 2013 A, 5.00%, 1/1/28	2,000,000	2,228,340
New Jersey State Turnpike Authority Rev., Series 2013 A, 5.00%, 1/1/29	14,940,000	16,440,574
New Jersey Transportation Trust Fund Authority Rev., Capital Appreciation, Series 2010 A, 0.00%, 12/15/31(3)	11,420,000	4,717,259
New Jersey Transportation Trust Fund Authority Rev., Series 2003 B2, 5.00%, 12/15/16	10,000,000	11,255,200
New Jersey Transportation Trust Fund Authority Rev., Series 2005 B, 5.50%, 12/15/21 (NATL-RE)	9,600,000	11,630,592
New Jersey Transportation Trust Fund Authority Rev., Series 2005 B, 5.25%, 12/15/23 (Ambac)	2,210,000	2,631,602
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/20	15,000,000	18,036,000
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/21 (NATL-RE)	6,850,000	8,178,283
New Jersey Transportation Trust Fund Authority Rev., Series 2011 A, 5.25%, 6/15/30	5,000,000	5,476,300
New Jersey Transportation Trust Fund Authority Rev., Series 2011 B, 5.25%, 6/15/22	4,975,000	5,821,596
New Jersey Transportation Trust Fund Authority Rev., Series 2011 B, 5.25%, 6/15/23	3,000,000	3,456,600
		134,831,832
NEW MEXICO - 0.2%
New Mexico Finance Authority State Transportation Rev., 5.00%, 6/15/17	1,000,000	1,147,490
New Mexico Finance Authority State Transportation Rev., 5.00%, 6/15/18	3,000,000	3,533,340
New Mexico Finance Authority State Transportation Rev., 4.00%, 6/15/19	2,000,000	2,294,840
		6,975,670
NEW YORK - 13.1%
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40	3,700,000	3,971,617
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/24	1,465,000	1,638,310
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/26	1,130,000	1,241,938
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/27	1,320,000	1,440,463
Hudson Yards Infrastructure Corp. Rev., Series 2006 A, 5.00%, 2/15/47	5,000,000	5,064,300
Long Island Power Authority Electric System Rev., Series 1998 2B, VRDN, 0.04%, 3/3/14 (LOC: Bayerische Landesbank)	9,815,000	9,815,000
Long Island Power Authority Electric System Rev., Series 2011 A, 5.00%, 5/1/21	2,385,000	2,740,389
Metropolitan Transportation Authority Rev., Series 2005 G, 5.00%, 11/15/19	1,750,000	2,082,325
Metropolitan Transportation Authority Rev., Series 2008 B, VRDN, 0.71%, 3/6/14	5,000,000	5,004,650
Metropolitan Transportation Authority Rev., Series 2008 C, 6.25%, 11/15/23	5,000,000	5,944,100
Metropolitan Transportation Authority Rev., Series 2011 A, 5.00%, 11/15/41	2,100,000	2,197,608
Metropolitan Transportation Authority Rev., Series 2012 E, 4.00%, 11/15/14	2,490,000	2,559,596
Metropolitan Transportation Authority Rev., Series 2012 E, 4.00%, 11/15/15	1,000,000	1,065,790
Metropolitan Transportation Authority Rev., Series 2012 E, 5.00%, 11/15/17	2,000,000	2,315,520
Metropolitan Transportation Authority Rev., Series 2012 E, 5.00%, 11/15/26	5,000,000	5,640,450
Metropolitan Transportation Authority Rev., Series 2013 A, 5.00%, 11/15/26	4,595,000	5,165,929
Metropolitan Transportation Authority Rev., Series 2013 B, 5.00%, 11/15/29	10,360,000	11,390,095
Metropolitan Transportation Authority Rev., Series 2013 B, 5.00%, 11/15/43	5,000,000	5,215,300
Nassau County Interim Finance Authority Rev., Series 2009 A, (Sales Tax Secured Bond), 5.00%, 11/15/21	1,800,000	2,092,284
Nassau County Interim Finance Authority Rev., Series 2009 A, (Sales Tax Secured Bond), 5.00%, 11/15/23	1,500,000	1,727,565
New York City GO, Series 2004 D, 5.00%, 11/1/14, Prerefunded at 100% of Par (AGM)(1)	4,025,000	4,157,986

New York City GO, Series 2004 D, 5.00%, 11/1/17 (AGM)	1,170,000	1,207,183
New York City GO, Series 2006 J1, 5.00%, 6/1/16, Prerefunded at 100% of Par(1)	1,510,000	1,669,063
New York City GO, Series 2006 J1, 5.00%, 6/1/18	2,490,000	2,751,649
New York City GO, Series 2013 A1, 5.00%, 8/1/36	4,510,000	4,874,002
New York City GO, Series 2013 J, 5.00%, 8/1/18	4,095,000	4,802,534
New York City GO, Series 2013 J, 5.00%, 8/1/23	10,000,000	11,846,100
New York City GO, VRN, 0.41%, 3/6/14	3,500,000	3,503,325
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2005 B, (Second General Resolution), VRDN, 0.04%, 3/3/14 (SBBPA: California State Teacher's Retirement System)	100,000	100,000
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2008 C, 5.00%, 6/15/17	1,350,000	1,547,721
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2009 EE, 5.00%, 6/15/39	7,010,000	7,397,723
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2009 GG-1, (Second General Resolution), 5.00%, 6/15/39	5,000,000	5,276,550
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2013 AA2, (Second General Resolution), VRDN, 0.03%, 3/3/14 (SBBPA: JPMorgan Chase Bank N.A.)	2,300,000	2,300,000
New York City Transitional Finance Authority Rev., Series 2007 B, (Future Tax Secured Bonds), 5.00%, 5/1/17, Prerefunded at 100% of Par(1)	2,555,000	2,914,540
New York City Transitional Finance Authority Rev., Series 2009 S4, 5.50%, 1/15/39	1,700,000	1,904,731
New York City Transitional Finance Authority Rev., Series 2011 1A, 5.00%, 7/15/25	4,850,000	5,524,295
New York City Transitional Finance Authority Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/16(1)	115,000	129,219
New York City Transitional Finance Authority Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/16	3,675,000	4,126,216
New York City Transitional Finance Authority Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/17	6,080,000	7,035,898
New York City Transitional Finance Authority Rev., Series 2011 A-1, (Future Tax Secured Bonds) 5.00%, 11/1/21	4,000,000	4,809,680
New York City Transitional Finance Authority Rev., Series 2011 C, (Future Tax Secured Bonds), 5.00%, 11/1/39	4,000,000	4,301,200
New York City Transitional Finance Authority Rev., Series 2011 D-1, (Future Tax Secured Bonds) 5.00%, 11/1/24	4,000,000	4,626,640
New York City Transitional Finance Authority Rev., Series 2011 D-1, (Future Tax Secured Bonds) 5.00%, 11/1/25	6,000,000	6,875,880
New York City Transitional Finance Authority Rev., Series 2013 I, (Future Tax Secured Bonds), 5.00%, 5/1/28	12,960,000	14,773,882
New York City Trust for Cultural Resources Rev., Series 2008 A1, (Lincoln Center for the Performing Arts), VRDN, 0.04%, 3/3/14 (LOC: JPMorgan Chase Bank N.A.)	3,000,000	3,000,000
New York GO, Series 1993 E-3, 5.00%, 8/1/23	5,000,000	5,812,750
New York GO, Series 2009 A, 5.00%, 2/15/39	1,700,000	1,877,582
New York GO, Series 2009 E, 5.00%, 8/1/16	2,600,000	2,890,108
New York GO, Series 2009 H1, 5.00%, 3/1/17	3,000,000	3,401,850
New York GO, Series 2009 H1, 5.00%, 3/1/22	7,000,000	8,138,830
New York GO, Series 2009 J1, 5.00%, 5/15/22	6,570,000	7,671,132
New York GO, Series 2010 A, 5.00%, 8/1/17	2,190,000	2,516,682
New York GO, Series 2010 E, 5.00%, 8/1/19	4,555,000	5,433,113
New York GO, Series 2011 A1, 5.00%, 8/1/18	5,000,000	5,863,900
New York GO, Series 2011 B, 5.00%, 8/1/15	1,000,000	1,068,590
New York GO, Series 2011 B, 5.00%, 8/1/16	3,705,000	4,118,404
New York GO, Series 2011 D-1, 5.00%, 10/1/19	5,000,000	5,973,550
New York GO, Series 2012 F, 5.00%, 8/1/16	7,720,000	8,581,398

New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35	9,535,000	10,480,872
New York Power Authority Rev., Series 2011 A, 5.00%, 11/15/22	1,000,000	1,210,000
New York State Dormitory Authority Personal Income Tax Rev., Series 2012 A, (General Purpose), 5.00%, 12/15/25	8,225,000	9,529,567
New York State Dormitory Authority Rev., (Brooklyn Law School), 5.75%, 7/1/33	1,000,000	1,057,480
New York State Dormitory Authority Rev., Series 2008 B, 5.75%, 3/15/36	10,000,000	11,416,200
New York State Dormitory Authority Rev., Series 2009 A, 5.25%, 2/15/25	8,825,000	10,204,965
New York State Dormitory Authority Rev., Series 2009 A, 5.00%, 2/15/39	4,000,000	4,290,200
New York State Dormitory Authority Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/37	1,200,000	1,274,100
New York State Dormitory Authority Rev., Series 2010 A, (Mount Sinai School of Medicine), 5.00%, 7/1/14	1,100,000	1,117,732
New York State Dormitory Authority Rev., Series 2012 A, (Columbia University), 5.00%, 10/1/22	2,800,000	3,424,764
New York State Dormitory Authority Rev., Series 2012 D, (General Purpose), 5.00%, 2/15/27	10,000,000	11,312,800
New York State Dormitory Authority State Personal Income Tax Rev., Series 2011 C, (General Purpose), 5.00%, 3/15/24	6,530,000	7,568,988
New York State Thruway Authority Rev., Series 2009 A1, 5.00%, 4/1/23	3,000,000	3,372,120
New York State Thruway Authority Rev., Series 2012 I, 5.00%, 1/1/24	3,330,000	3,820,975
New York State Thruway Authority Rev., Series 2013 A, 5.00%, 5/1/19	6,900,000	8,093,769
New York State Thruway Authority Second General Highway & Bridge Trust Fund Rev., Series 2011 A1, 5.00%, 4/1/25	5,865,000	6,664,458
New York State Urban Development Corp. Rev., Series 2009 C, (State Personal Income Tax), 5.00%, 12/15/15	3,000,000	3,262,200
New York State Urban Development Corp. Rev., Series 2013 A1, (State Personal Income Tax), 5.00%, 3/15/28	3,900,000	4,439,409
Niagara Falls Bridge Commission Toll Rev., Series 1993 A, (Bridge System), 4.00%, 10/1/19 (AGC)	3,150,000	3,416,332
Niagara Falls Bridge Commission Toll Rev., Series 1993 B, 5.25%, 10/1/15 (NATL-RE/FGIC)	215,000	220,416
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 5.00%, 12/1/20	850,000	937,397
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/42	2,600,000	2,837,536
Port Authority of New York & New Jersey Special Obligation Rev., Series 2013 179, 5.00%, 12/1/27	10,000,000	11,541,800
Rockland County Industrial Development Agency Rev., (Jawonio, Inc., Project), VRDN 0.07%, 3/5/14 (LOC: TD Bank N.A.) (Acquired 11/27/13, Cost $2,025,000)(5)	2,025,000	2,025,000
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/17	1,000,000	1,044,930
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/18	1,000,000	1,043,900
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/20	1,250,000	1,294,413
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.00%, 3/1/26	1,175,000	1,199,746
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/17	10,000,000	11,412,900
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/18	8,025,000	9,375,046
Triborough Bridge & Tunnel Authority Rev., Series 2008 B3, VRDN, 5.00%, 11/15/15	5,000,000	5,392,200
Triborough Bridge & Tunnel Authority Rev., Series 2008 C, 5.00%, 11/15/38	10,000,000	10,628,200
Triborough Bridge & Tunnel Authority Rev., Series 2012 B, 4.00%, 11/15/16	3,250,000	3,566,647
Triborough Bridge & Tunnel Authority Rev., Series 2012 B, 5.00%, 11/15/17	3,325,000	3,851,879
Triborough Bridge & Tunnel Authority Rev., Series 2013 A, 5.00%, 11/15/30	3,030,000	3,318,910
Westchester County GO, Series 2011 A, 4.00%, 10/15/15	5,650,000	6,003,746
		434,768,732

NORTH CAROLINA - 1.3%
Charlotte GO, 5.00%, 8/1/19	2,000,000	2,337,820
Charlotte Water & Sewer System Rev., 5.00%, 7/1/17	1,000,000	1,148,400
Greensboro Rev., (Combined Enterprise System), 5.25%, 6/1/20	2,060,000	2,506,381
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/17	2,790,000	3,132,389
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/18	2,955,000	3,408,415
North Carolina Eastern Municipal Power Agency Rev., Series 2009 B, 5.00%, 1/1/26	7,400,000	8,074,288
North Carolina Eastern Municipal Power Agency Rev., Series 2010 A, 5.00%, 1/1/15	3,000,000	3,120,390
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 C, 5.25%, 1/1/19	2,500,000	2,878,475
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 C, 5.25%, 1/1/20	2,000,000	2,264,120
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2009 A, 5.00%, 1/1/30	1,800,000	1,960,866
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2010 B, 5.00%, 1/1/21	3,780,000	4,378,450
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2012 A, 5.00%, 1/1/15	3,050,000	3,173,983
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2012 B, 5.00%, 1/1/28	4,050,000	4,505,827
		42,889,804
NORTH DAKOTA - 0.2%
Grand Forks Health Care Facilities Rev., Series 1996 A, (The United Hospital Obligation Group), VRDN, 0.06%, 3/3/14 (LOC: Bank of America N.A.)	5,600,000	5,600,000
OHIO - 1.6%
American Municipal Power-Ohio, Inc. Rev., Series 2008 A, (Prairie State Energy Campus), 5.00%, 2/15/17	1,000,000	1,123,640
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/25	2,500,000	2,685,000
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/25 (AGM)	4,000,000	4,358,040
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/26 (AGM)	3,560,000	3,838,428
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/26	2,530,000	2,694,349
Cleveland COP, Series 2010 A, (Cleveland Stadium), 5.00%, 11/15/19	2,450,000	2,785,356
County of Allen Hospital Facility Rev., Series 2008 A, (Catholic Healthcare Partners), VRDN, 0.04%, 3/3/14 (LOC: Bank of America N.A.)	7,000,000	7,000,000
Miami University/Oxford Rev., 5.00%, 9/1/25	4,440,000	4,993,268
Ohio GO, Series 2011 A, (Infrastructure Improvement), 5.00%, 9/15/16	6,000,000	6,715,320
Ohio Higher Educational Facility Commission Rev., (Oberlin College), 5.00%, 10/1/19	5,000,000	5,976,550
Ohio Higher Educational Facility Commission Rev., Series 1990 B, (Case Western Reserve University), 6.50%, 10/1/20	750,000	885,510
Ohio State University (The) Rev., Series 2009 A, 5.00%, 12/1/18, Prerefunded at 100% of Par(1)	200,000	237,488
Ohio State University (The) Rev., Series 2009 A, 5.00%, 12/1/27	1,800,000	2,050,686
Ohio State University (The) Rev., Series 2010 A, 5.00%, 12/1/16(1)	225,000	253,406
Ohio State University (The) Rev., Series 2010 A, 5.00%, 12/1/16	3,775,000	4,257,332
Ohio State Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/18, Prerefunded at 100% of Par(1)	2,000,000	2,349,580
		52,203,953
OKLAHOMA - 0.3%
Oklahoma Development Finance Authority Health System Rev., Series 2008 C, 5.50%, 8/15/22 (Obligated Group Consisting Of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.)	3,000,000	3,395,100
Pottawatomie County Facilities Authority Rev., (Shawnee Public Schools), 5.00%, 9/1/14	1,730,000	1,768,734
Pottawatomie County Facilities Authority Rev., (Shawnee Public Schools), 5.00%, 9/1/15	1,710,000	1,746,235

Pottawatomie County Facilities Authority Rev., (Shawnee Public Schools), 5.00%, 9/1/16	2,130,000	2,173,729
		9,083,798
OREGON - 0.3%
Oregon GO, Series 2011 J, 5.00%, 5/1/19	1,080,000	1,293,829
Oregon GO, Series 2011 J, 5.00%, 5/1/20	1,870,000	2,258,941
Oregon GO, Series 2011 J, 5.00%, 5/1/21	1,500,000	1,815,990
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/39	2,900,000	3,254,322
		8,623,082
PENNSYLVANIA - 5.9%
Allegheny County Hospital Development Authority Rev., Series 2008 A, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	1,500,000	1,744,230
Allegheny County Industrial Development Authority Rev., (Residential Resources, Inc.), 4.75%, 9/1/14	785,000	798,557
Berks County Municipal Authority Rev., Series 2012 B, (Reading Hospital Medical Center), VRDN, 1.53%, 3/6/14	2,500,000	2,501,450
Central Dauphin School District GO, 7.00%, 2/1/16, Prerefunded at 100% of Par (NATL-RE)(1)	1,150,000	1,296,936
Delaware River Port Authority Rev., (Port District Project), 4.00%, 1/1/15	1,000,000	1,029,350
Delaware River Port Authority Rev., (Port District Project), 5.00%, 1/1/16	1,200,000	1,289,652
East Stroudsburg Area School District GO, 7.75%, 9/1/16, Prerefunded at 100% of Par (AGM)(1)	2,580,000	3,046,490
Exeter Township GO, 5.25%, 7/15/15 (Ambac)	1,155,000	1,234,048
Exeter Township GO, 5.30%, 7/15/19 (Ambac)	1,830,000	2,195,854
Geisinger Authority Health System Rev., VRN, 0.93%, 5/1/14	5,000,000	3,576,600
Pennsylvania Economic Development Financing Authority Rev., Series 2009 A, (Albert Einstein Healthcare Network), 6.25%, 10/15/23	5,000,000	5,492,750
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 A, 5.00%, 7/1/18	5,430,000	6,407,563
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 A, 5.00%, 7/1/19	15,525,000	18,652,977
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 B, 5.00%, 7/1/20	7,250,000	8,592,772
Pennsylvania GO, 5.375%, 7/1/16 (NATL-RE)	2,795,000	3,127,493
Pennsylvania GO, 5.00%, 4/15/17	3,325,000	3,791,597
Pennsylvania GO, 5.375%, 7/1/18 (AGM)	1,070,000	1,276,692
Pennsylvania GO, 5.00%, 7/1/19	15,000,000	17,961,900
Pennsylvania GO, Series 2010 A, 5.00%, 5/1/16	4,000,000	4,411,400
Pennsylvania GO, Series 2010 A, 5.00%, 7/15/16	8,310,000	9,241,800
Pennsylvania GO, Series 2011, 5.00%, 11/15/22	7,900,000	9,367,504
Pennsylvania GO, Series 2012 A, 5.00%, 6/1/25	9,800,000	11,382,112
Pennsylvania Higher Educational Facilities Authority Rev., Series 2009 A, (University of Pennsylvania), 5.00%, 9/1/19	1,000,000	1,206,360
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University) 5.00%, 4/1/25	1,000,000	1,131,420
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University) 5.00%, 4/1/26	1,000,000	1,121,170
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University) 5.00%, 4/1/27	1,150,000	1,277,041
Pennsylvania Turnpike Commission Rev., Series 2009 B, 5.25%, 6/1/22	10,000,000	11,278,100
Pennsylvania Turnpike Commission Rev., Series 2013 A, VRN, 0.63%, 3/6/14	5,000,000	5,018,550
Pennsylvania Turnpike Commission Rev., Series 2013 A, VRN, 0.71%, 3/6/14	3,945,000	3,956,993
Philadelphia GO, Series 2014 A, 5.00%, 7/15/24	2,545,000	2,936,039
Philadelphia GO, Series 2014 A, 5.00%, 7/15/25	5,280,000	6,001,195

Philadelphia GO, Series 2014 A, 5.00%, 7/15/26	5,475,000	6,130,303
Philadelphia Rev., Series 2009 A, (1998 General Ordinance), 5.25%, 8/1/17	1,000,000	1,121,810
Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/36	1,415,000	1,505,857
Pittsburgh GO, Series 2006 B, 5.25%, 9/1/16 (AGM)	15,805,000	17,563,938
Pittsburgh GO, Series 2012 B, 5.00%, 9/1/25	3,000,000	3,393,450
Pittsburgh GO, Series 2012 B, 5.00%, 9/1/26	1,000,000	1,121,660
Southeastern Pennsylvania Transportation Authority (Capital Guarantee Receipts), 5.00%, 6/1/14	250,000	252,985
Southeastern Pennsylvania Transportation Authority (Capital Guarantee Receipts), 5.00%, 6/1/15	500,000	528,325
Southeastern Pennsylvania Transportation Authority (Capital Guarantee Receipts), 5.00%, 6/1/16	1,060,000	1,162,693
State Public School Building Authority Lease Rev., (School District of Philadelphia), 5.00%, 4/1/23	2,400,000	2,695,824
State Public School Building Authority Lease Rev., (School District of Philadelphia), 5.00%, 4/1/25	1,900,000	2,075,845
Westmoreland County Municipal Authority Rev., 5.25%, 8/15/15, Prerefunded at 100% of Par (AGM)(1)	4,500,000	4,832,730
		194,732,015
PUERTO RICO - 3.8%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2008 A, (Senior Lien), 6.00%, 7/1/44	1,750,000	1,332,135
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/17	9,800,000	8,010,422
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	3,335,000	2,572,819
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/24	11,590,000	8,310,030
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	18,925,000	12,594,777
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/25	5,000,000	3,618,150
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/26	2,100,000	1,497,657
Puerto Rico Electric Power Authority Rev., Series 2011 NN, 5.50%, 7/1/20	7,080,000	5,643,043
Puerto Rico GO, Series 2006 A, (Public Improvement), 5.25%, 7/1/23	1,975,000	1,624,418
Puerto Rico GO, Series 2006 B, (Public Improvement), 5.25%, 7/1/17	5,000,000	4,455,200
Puerto Rico GO, Series 2007 A, (Public Improvement), 5.50%, 7/1/17	3,235,000	2,905,353
Puerto Rico GO, Series 2008 A, 5.50%, 7/1/16	3,020,000	2,800,355
Puerto Rico GO, Series 2008 A, 5.125%, 7/1/28	3,000,000	2,312,040
Puerto Rico GO, Series 2009 B, (Public Improvement), 5.75%, 7/1/38	7,400,000	5,802,858
Puerto Rico GO, Series 2009 B, (Public Improvement), 6.00%, 7/1/39	10,000,000	7,949,500
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	7,625,000	5,930,725
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.50%, 7/1/39	5,000,000	3,863,200
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.00%, 7/1/41	3,500,000	2,510,725
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/14	4,000,000	3,867,120
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/16	2,000,000	1,769,280
Puerto Rico Public Buildings Authority Rev., Series 2004 I, (Government Facilities), 5.50%, 7/1/14, Prerefunded at 100% of Par(1)	5,000,000	5,088,600
Puerto Rico Public Buildings Authority Rev., Series 2007 M, (Government Facilities), VRDN, 5.75%, 7/1/17	5,000,000	4,352,950
Puerto Rico Public Buildings Authority Rev., Series 2007 M2, (Government Facilities), VRDN, 5.50%, 7/1/17 (Ambac)	2,000,000	1,851,800
Puerto Rico Public Buildings Authority Rev., Series 2009 P, (Government Facilities), 6.75%, 7/1/36	6,700,000	5,604,014
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 6.00%, 8/1/24 (SBBPA: Government Development Bank for Puerto Rico)	5,000,000	3,701,700

Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 5.50%, 8/1/31 (SBBPA: Government Development Bank for Puerto Rico)	3,850,000	2,483,943
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 A, 5.50%, 8/1/42	5,000,000	3,888,300
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 C, 5.25%, 8/1/41	1,350,000	1,017,482
Puerto Rico Sales Tax Financing Corp. Rev., Capital Appreciation, Series 2011 A1, 0.00%, 8/1/41(3)	5,725,000	626,888
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 C, 5.00%, 8/1/22	9,750,000	9,795,240
		127,780,724
RHODE ISLAND - 0.1%
Rhode Island Depositors Economic Protection Corp. Rev., Series 1993 A, 6.25%, 8/1/16 (NATL-RE)(1)	2,000,000	2,221,620
SOUTH CAROLINA - 1.0%
Charleston Educational Excellence Finance Corp. Rev., (Charleston County Schools), 5.00%, 12/1/24	1,750,000	2,039,940
Charleston Educational Excellence Finance Corp. Rev., (Charleston County Schools), 5.00%, 12/1/25	2,945,000	3,392,139
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/17 (AGC)	1,060,000	1,178,169
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/18 (AGC)	2,260,000	2,509,549
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/19 (AGC)	700,000	772,247
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/20 (AGC)	3,000,000	3,299,310
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (FGIC)(1)	625,000	790,200
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (NATL-RE/FGIC)	875,000	1,082,497
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)	140,000	155,613
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)	485,000	539,087
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)	375,000	415,020
Piedmont Municipal Power Agency Rev., Series 2009 A3, 5.00%, 1/1/16	5,000,000	5,406,650
Piedmont Municipal Power Agency Electric Rev., Series 2009 A3, 5.00%, 1/1/17	3,000,000	3,353,730
South Carolina Jobs-Economic Development Authority Hospital Rev., (Palmetto Health), 5.75%, 8/1/39	2,700,000	2,851,443
South Carolina Ports Authority Rev., 4.00%, 7/1/15	1,000,000	1,048,880
South Carolina Ports Authority Rev., 5.00%, 7/1/16	2,695,000	2,970,645
		31,805,119
TENNESSEE - 0.3%
Chattanooga Health Educational & Housing Facility Board Rev., Series 2005 A, (Campus Development Foundation, Inc. Phase I LLC), 5.00%, 10/1/15	865,000	889,082
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.07%, 3/3/14 (LOC: Bank of America N.A.)	3,030,000	3,030,000
Memphis Electric System Rev., 5.00%, 12/1/15	2,500,000	2,708,825
Memphis Electric System Rev., 5.00%, 12/1/16	1,000,000	1,126,590
Montgomery County Public Building Authority Rev., (Tennessee County Loan Pool), VRDN, 0.07%, 3/3/14 (LOC: Bank of America N.A.)	2,230,000	2,230,000
Tennessee State School Board Authority Rev., Series 2008 B, (Higher Educational Facilities), 5.125%, 5/1/33	1,000,000	1,094,770
		11,079,267
TEXAS - 6.0%
Allen Independent School District GO, (School Building), 5.25%, 2/15/34	3,325,000	3,742,953
Austin Water & Wastewater System Rev., 5.00%, 11/15/28	5,300,000	5,992,286

Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/15	500,000	523,175
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/16	350,000	381,591
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/19 (Ambac)	1,000,000	1,085,220
Cash Special Utility District Rev., 5.25%, 9/1/24 (NATL-RE)	2,035,000	2,052,867
Central Texas Regional Mobility Authority Rev., (Senior Lien), 6.00%, 1/1/41	2,500,000	2,650,575
Central Texas Regional Mobility Authority Rev., Series 2013 A, 5.00%, 1/1/21	860,000	953,852
City of Austin Electric Utility Rev., 4.00%, 11/15/17	500,000	560,580
City of Austin Electric Utility Rev., 5.00%, 11/15/19	500,000	598,280
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/16 (PSF-GTD)	1,000,000	1,093,360
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/14	680,000	705,180
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/15	2,185,000	2,369,523
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/19	2,250,000	2,703,420
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/20	2,900,000	3,415,475
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/21	4,400,000	5,105,364
Dallas-Fort Worth International Airport Facilities Improvement Corp. Rev., Series 2009 A, 5.00%, 11/1/24	1,000,000	1,097,010
Donna Independent School District GO, 5.00%, 2/15/15 (PSF-GTD)	2,000,000	2,093,640
Fort Worth Water & Sewer Rev., 4.00%, 2/15/15	1,200,000	1,244,508
Fort Worth Water & Sewer Rev., 5.00%, 2/15/17	1,000,000	1,134,050
Grand Parkway Transportation Corp. Rev., Series 2013 A, 5.125%, 10/1/43	2,205,000	2,233,246
Gregg County Health Facilities Development Corp. Rev., Series 2006 A, (Good Shepherd Medical Center), 5.00%, 10/1/16	1,000,000	1,062,470
Harris County Rev., Series 2009 C, 5.00%, 8/15/17	5,000,000	5,754,550
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 B, (The Methodist Hospital System), 5.50%, 12/1/18	2,500,000	2,971,200
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 C1, (Methodist Hospital System), VRDN, 0.03%, 3/3/14	8,400,000	8,400,000
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 C2, (Methodist Hospital System), VRDN, 0.03%, 3/3/14	4,300,000	4,300,000
Houston Airport System Rev., Series 2009 A, (Senior Lien), 5.50%, 7/1/39	4,000,000	4,449,760
Houston Airport System Rev., Series 2012 B, (Subordinate Lien), 5.00%, 7/1/23	2,560,000	2,944,512
Houston Airport System Rev., Series 2012 B, (Subordinate Lien), 5.00%, 7/1/24	4,000,000	4,556,320
Houston Independent School District GO, VRDN, 2.50%, 6/1/15 (PSF-GTD)	9,750,000	10,009,155
Live Oak GO, 5.25%, 8/1/22 (NATL-RE)	1,630,000	1,646,708
Lone Star College System GO, 5.00%, 8/15/21	1,000,000	1,168,200
Lone Star College System GO, 5.00%, 8/15/22	2,650,000	3,107,523
Love Field Airport Modernization Corp. Special Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	2,500,000	2,550,550
Lower Colorado River Authority Rev., 5.00%, 5/15/15(1)	5,000	5,292
Lower Colorado River Authority Rev., 5.00%, 5/15/15	795,000	840,895
Lower Colorado River Authority Rev., (LCRA Transportation Services), 5.00%, 5/15/22	1,000,000	1,128,880
Lower Colorado River Authority Rev., (LCRA Transportation Services), 5.00%, 5/15/23	3,435,000	3,825,972
Lower Colorado River Authority Rev., (LCRA Transportation Services), 5.00%, 5/15/24	2,000,000	2,218,480
Lubbock Electric Light & Power System Rev., 4.00%, 4/15/14	2,000,000	2,009,960
Lubbock Electric Light & Power System Rev., 5.00%, 4/15/15	1,000,000	1,053,030
Lubbock Electric Light & Power System Rev., 5.00%, 4/15/16	2,000,000	2,189,480
Mansfield Independent School District GO, VRDN, 1.75%, 8/1/17 (PSF-GTD)	6,305,000	6,472,019

Montgomery County GO, (Road), 5.50%, 3/1/14, Prerefunded at 100% of Par (Ambac)(1)	1,740,000	1,740,783
North Texas Tollway Authority Rev., Series 2012 A, (First Tier), 5.00%, 1/1/29	2,400,000	2,552,568
North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/21	7,615,000	8,674,094
North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/28	3,000,000	3,209,460
North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/30	6,310,000	6,680,712
North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/36	1,960,000	2,052,394
Northside Independent School District GO, (School Building), VRDN, 1.00%, 6/1/16 (PSF-GTD)	6,700,000	6,771,355
Pasadena Independent School District GO, Series 1996 A, 6.05%, 2/15/16 (PSF-GTD)	550,000	612,403
San Antonio Electric & Gas Rev., Series 2012 A, (Junior Lien), VRDN, 2.00%, 12/1/14	8,750,000	8,869,175
San Antonio Electric & Gas Rev., Series 2012 B, (Junior Lien), VRDN, 2.00%, 12/1/15	3,250,000	3,343,795
San Antonio Electric and Gas Rev., (Junior Lien), 5.00%, 2/1/43	4,300,000	4,585,047
San Antonio Water System Rev., 3.00%, 5/15/14	1,100,000	1,106,820
San Antonio Water System Rev., 4.00%, 5/15/15	1,000,000	1,046,770
San Antonio Water System Rev., 5.00%, 5/15/17	2,365,000	2,704,165
Southside Independent School District GO, Series 2004 A, 5.25%, 8/15/25 (PSF-GTD)	2,120,000	2,168,400
Tarrant County Cultural Education Facilities Finance Corp. Rev., Series 2008 A, (Methodist Hospitals of Dallas Obligated Group), VRDN, 0.04%, 3/3/14 (LOC: JPMorgan Chase Bank N.A.)	2,400,000	2,400,000
Tarrant County Cultural Education Facilities Finance Corp. Retirement Facility Rev., (Air Force Village Obligated Group), 5.00%, 5/15/16	1,000,000	1,050,950
Texas GO, 5.00%, 10/1/15	3,500,000	3,771,495
Texas GO, 5.00%, 10/1/16	3,355,000	3,765,920
Texas GO, 5.00%, 10/1/17	2,225,000	2,579,198
Texas Municipal Power Agency Rev., (Subordinated Lien-Transmission), 5.00%, 9/1/15	1,000,000	1,068,450
Texas Municipal Power Agency Rev., (Subordinated Lien-Transmission), 5.00%, 9/1/20	1,500,000	1,767,450
Texas Public Finance Authority Rev., Series 2010 A, (Unemployment Compensation), 5.00%, 7/1/14	5,000,000	5,083,750
Texas Transportation Commission Rev., Series 2006 A, (First Tier), 4.50%, 4/1/16	5,000,000	5,443,050
University of North Texas Rev., Series 2009 A, (Financing System), 5.00%, 4/15/16	1,125,000	1,236,139
Williamson County GO, Series 2004 A, (Unlimited Tax Road & Refunding Bonds), 5.00%, 2/15/19 (NATL-RE)	1,000,000	1,188,830
		199,874,284
U.S. VIRGIN ISLANDS - 0.2%
Virgin Islands Public Finance Authority Rev., Series 2010 A, (Matching Fund Loan Note, Senior Lien), 5.00%, 10/1/25	5,500,000	5,887,255
UTAH - 0.4%
Eagle Mountain City Gas & Electric Rev., 5.00%, 6/1/19 (Radian)	2,550,000	2,628,438
Salt Lake City Hospital Rev., Series 1988 A, (Intermountain Healthcare), 8.125%, 5/15/15(1)	200,000	209,934
Utah GO, Series 2009 C, 5.00%, 7/1/18	4,000,000	4,725,760
Utah Transit Authority Sales Tax Rev., 5.00%, 6/15/24	2,900,000	3,290,050
Utah Transit Authority Sales Tax Rev., 5.00%, 6/15/25	1,220,000	1,373,574
		12,227,756
VERMONT - 0.1%
University of Vermont & State Agricultural College Rev., 5.00%, 10/1/19 (Ambac)	4,290,000	4,840,278
VIRGINIA - 0.7%
Fairfax County Economic Development Authority Rev., (Silver Line Phase I), 5.00%, 4/1/36	1,430,000	1,505,404
Norfolk Redevelopment & Housing Authority Rev., (Old Dominion University), VRDN, 0.05%, 3/3/14 (LOC: Bank of America N.A.)	700,000	700,000
Norfolk Redevelopment & Housing Authority Rev., (Old Dominion University), VRDN, 0.05%, 3/3/14 (LOC: Bank of America N.A.)	7,770,000	7,770,000
Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/16	5,120,000	5,740,032

Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/22	4,150,000	4,901,482
Virginia Small Business Financing Authority Rev., (Virginia State University Real Estate Foundation), VRDN, 0.05%, 3/3/14 (LOC: Bank of America N.A.)	2,075,000	2,075,000
		22,691,918
WASHINGTON - 4.2%
Central Puget Sound Regional Transportation Authority Rev., Series 2012 S-1, 5.00%, 11/1/16	2,105,000	2,366,651
Central Puget Sound Regional Transportation Authority Rev., Series 2012 S-1, 5.00%, 11/1/17	5,875,000	6,813,414
Energy Northwest Electric Rev., Series 2005 A, (Project 3), 5.00%, 7/1/15 (Ambac)	4,000,000	4,260,200
Energy Northwest Electric Rev., Series 2009 A, (Project 3), 5.25%, 7/1/18	3,000,000	3,567,810
Energy Northwest Electric Rev., Series 2010 A, (Project 3), 5.00%, 7/1/18	5,115,000	6,028,641
Energy Northwest Electric Rev., Series 2011 A, (Columbia Generating), 5.00%, 7/1/22	5,000,000	5,901,650
Energy Northwest Wind Rev., 4.75%, 7/1/14, Prerefunded at 100% of Par (NATL-RE)(1)	1,750,000	1,777,580
King County Public Hospital District No. 2 GO, (Evergreen Healthcare), 5.00%, 12/1/14 (NATL-RE)	1,000,000	1,036,680
King County Sewer Rev., Series 2011 B, 5.00%, 1/1/16	4,850,000	5,274,423
Kitsap County School District No. 303 Bainbridge Island GO, 5.00%, 12/1/17 (NATL-RE/School Board Guarantee)	1,000,000	1,097,420
Port Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/22	1,000,000	1,153,670
Seattle Municipal Light & Power Rev., Series 2010 B, 5.00%, 2/1/19	5,000,000	5,947,150
Snohomish County Edmonds School District No. 15 GO, 5.00%, 6/1/16, Prerefunded at 100% of Par (NATL-RE/FGIC/School Bond Guarantee)(1)	6,690,000	7,393,119
Tacoma Electric System Rev., Series 2013 A, 5.00%, 1/1/16	1,905,000	2,068,392
Tacoma Electric System Rev., Series 2013 A, 5.00%, 1/1/17	1,500,000	1,689,990
Tacoma Electric System Rev., Series 2013 A, 4.00%, 1/1/18	1,000,000	1,120,620
Tacoma Electric System Rev., Series 2013 A, 4.00%, 1/1/19	2,000,000	2,266,140
Tacoma Electric System Rev., Series 2013 A, 5.00%, 1/1/19	1,000,000	1,180,010
Washington Federal Highway Grant Anticipation Rev., Series 2012-F, (Senior 520 Corridor Program), 5.00%, 9/1/15	16,585,000	17,782,935
Washington GO, Series 1990 A, 6.75%, 2/1/15	225,000	237,553
Washington GO, Series 2005 D, 5.00%, 1/1/15, Prerefunded at 100% of Par (AGM)(1)	10,000,000	10,409,100
Washington GO, Series 2011 A, 5.00%, 7/1/21	3,375,000	4,065,795
Washington GO, Series 2011 A, 5.00%, 7/1/22	5,000,000	5,946,250
Washington GO, Series 2011 C, (Motor Vehicle Tax-Senior 520), 5.00%, 6/1/21	1,650,000	1,986,485
Washington GO, Series 2011 C, (Motor Vehicle Tax-Senior 520), 5.00%, 6/1/22	2,000,000	2,376,720
Washington GO, Series 2012 R, 5.00%, 7/1/23	3,855,000	4,581,359
Washington GO, Series R-2012C, 5.00%, 7/1/26	13,800,000	15,988,680
Washington Health Care Facilities Authority Rev., Series 2006 D, (Providence Health & Services), 5.25%, 10/1/33 (AGM)	4,500,000	4,922,235
Washington State Housing Finance Commission Rev., (YMCA Snohomish County Project), VRDN, 0.06%, 3/3/14 (LOC: Bank of America N.A.)	7,020,000	7,020,000
Yakima County School District No. 208 West Valley GO, 5.00%, 12/1/18 (NATL-RE/School Board Guarantee)	1,675,000	1,875,079
		138,135,751
WISCONSIN - 1.3%
Wisconsin Department of Transportation Rev., Series 1, 5.00%, 7/1/25	10,000,000	11,774,800
Wisconsin GO, Series 2011 B, 5.00%, 5/1/15	5,000,000	5,285,700
Wisconsin GO, Series 2011-1, 5.00%, 5/1/19	5,000,000	5,978,850
Wisconsin GO, Series 2011-1, 5.00%, 5/1/20	3,000,000	3,600,420
Wisconsin GO, Series 2011-1, 5.00%, 5/1/21	2,500,000	3,008,025
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.50%, 11/15/22	4,655,000	5,361,257

Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.75%, 11/15/30	5,800,000	6,535,730
Wisconsin Health & Educational Facilities Authority Rev., (Meriter Hospital, Inc. Project), VRDN, 0.04%, 3/3/14 (LOC: JPMorgan Chase Bank N.A.)	1,500,000	1,500,000
Wisconsin Transportation Rev., Series 2008 A, 5.00%, 7/1/18	500,000	588,610
		43,633,392
TOTAL INVESTMENT SECURITIES - 99.3% (Cost $3,178,453,923)		3,288,047,080
OTHER ASSETS AND LIABILITIES - 0.7%		22,425,533
TOTAL NET ASSETS - 100.0%		$3,310,472,613

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
609	U.S. Treasury 10-Year Notes	June 2014	75,839,531	(88,202)
463	U.S. Treasury Long Bonds	June 2014	61,607,938	(339,264)
			137,447,469	(427,466)

Notes to Schedule of Investments

ACA	-	American Capital Access
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
CIFG	-	CDC IXIS Financial Guaranty North America
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Escrowed to maturity in U.S. government securities or state and local government securities.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $2,802,255.

(3)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $7,025,000, which represented 0.2% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of February 28, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,178,453,923
Gross tax appreciation of investments	$148,233,676
Gross tax depreciation of investments	(38,640,519)
Net tax appreciation (depreciation) of investments	$109,593,157

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Long-Term Tax-Free Fund

February 28, 2014

Long-Term Tax-Free - Schedule of Investments
FEBRUARY 28, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 98.9%
ARIZONA - 2.3%
City of Mesa Excise Tax Rev., 5.00%, 7/1/27	100,000	110,780
Mohave County Industrial Development Authority Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25	200,000	231,178
Phoenix Civic Improvement Corp. Airport Rev., Series 2010 A, (Junior Lien), 5.00%, 7/1/40	50,000	51,572
Phoenix Civic Improvement Corp. Wastewater System Rev., (Senior Lien), 5.50%, 7/1/24	250,000	292,158
Salt River Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39	340,000	366,710
University Medical Center Corp. Rev., 6.50%, 7/1/39	300,000	327,741
		1,380,139
CALIFORNIA - 19.3%
Alameda Corridor Transportation Authority Rev., Capital Appreciation, Series 1999 A, 0.00%, 10/1/32 (NATL-RE)(1)	440,000	173,144
Anaheim Public Financing Authority Rev., (Electric System Distribution), 5.25%, 10/1/34	200,000	222,072
Bay Area Toll Authority Toll Bridge Rev., Series 2006 F, (San Francisco Bay Area), 5.00%, 4/1/16, Prerefunded at 100% of Par(2)(3)	270,000	296,679
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A1, (San Francisco Bay Area), VRDN, 0.73%, 3/6/14	200,000	199,924
Bay Area Toll Authority Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/39	300,000	323,652
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.125%, 4/1/39	200,000	218,600
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16	100,000	110,431
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/22	120,000	140,051
California Educational Facilities Authority Rev., Series 2013 U4, (Stanford University), 5.00%, 6/1/43	250,000	306,492
California GO, 5.00%, 6/1/25	130,000	134,559
California GO, 5.00%, 9/1/25	150,000	170,869
California GO, 5.625%, 4/1/26	500,000	586,395
California GO, 5.75%, 4/1/27	500,000	586,755
California GO, 5.00%, 2/1/28 (Ambac)	335,000	399,611
California GO, 5.75%, 4/1/28	500,000	583,865
California GO, 5.25%, 9/1/28	200,000	230,022
California GO, 5.00%, 10/1/29	200,000	221,174
California GO, 5.00%, 10/1/41	100,000	105,516
California GO, 5.00%, 2/1/43	250,000	264,845
California GO, Series 2012 B, VRN, 1.18%, 3/6/14	200,000	203,612
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(3)	10,000	12,529
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38	245,000	284,945
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39	300,000	329,868
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.25%, 8/15/31	150,000	163,763

California Health Facilities Financing Authority Rev., Series 2012 A, (Scripps Health), 5.00%, 11/15/40	200,000	207,300
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	35,000	36,853
California Public Works Board Lease Rev., Series 2005 A, (Department of General Services - Butterfield), 5.00%, 6/1/15	110,000	116,640
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.00%, 12/1/31	250,000	269,197
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	320,000	335,270
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	400,000	414,248
California University Systemwide Rev., Series 2009 A, 5.25%, 11/1/34	300,000	336,225
Chaffey Community College District GO, Series 2007 C, (Election of 2002), 5.00%, 6/1/32 (NATL-RE)	265,000	288,980
Clovis Unified School District GO, Capital Appreciation, Series 2004 A, 0.00%, 8/1/29 (NATL-RE)(1)	300,000	147,633
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 A, 6.00%, 1/15/49	100,000	105,560
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/30	100,000	106,354
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.50%, 11/15/37	200,000	220,584
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	120,000	126,707
Los Angeles Department of Water & Power Waterworks Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38	400,000	446,816
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/36	150,000	161,169
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35	100,000	110,726
Northern California Power Agency Rev., Series 2009 A, (Geothermal Project No. 3), 5.25%, 7/1/24	200,000	233,594
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	50,000	57,406
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	250,000	245,342
Poway Unified School District GO, Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/33(1)	250,000	96,518
Poway Unified School District GO, Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/41(1)	500,000	119,105
Riverside County Transportation Commission Rev., Series 2013 A, (Limited Tax), 5.25%, 6/1/39	200,000	223,024
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	100,000	112,919
San Diego County Regional Transportation Commission Rev., Series 2012 A, 5.00%, 4/1/48	150,000	161,162
San Diego Public Facilities Financing Water Authority Rev., Series 2010 A, 5.00%, 8/1/23	70,000	82,313
San Diego Unified School District GO, Capital Appreciation, Series 2012 R-1, 0.00%, 7/1/30(1)	200,000	94,814
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.875%, 1/1/29	250,000	289,415
Yosemite Community College District GO, Capital Appreciation, Series 2010 D, (Election of 2004), 0.00%, 8/1/38(1)	1,000,000	288,130
		11,703,377
COLORADO - 2.1%
Colorado Health Facilities Authority Rev., Series 2008 D, (Catholic Health Initiatives), 6.25%, 10/1/33	240,000	271,786
Denver City and County Airport Rev., Series 2012 B, 5.00%, 11/15/25	250,000	281,267
Denver City and County Airport Rev., Series 2013 B, 5.00%, 11/15/43	100,000	104,494
E-470 Public Highway Authority Rev., Series 2014 A, VRDN, 1.21%, 3/6/14(4)	150,000	150,153
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	220,000	231,387
University of Colorado Enterprise System Rev., Series 2009 A, 5.25%, 6/1/30	200,000	224,726

		1,263,813
CONNECTICUT - 1.9%
Connecticut GO, Series 2013 E, 5.00%, 8/15/26	200,000	233,872
Connecticut Housing Finance Authority Rev., Series 2009 C2, VRDN, 0.03%, 3/3/14 (SBBPA: JPMorgan Chase Bank N.A.)	900,000	900,000
		1,133,872
DELAWARE - 0.2%
New Castle County GO, Series 2009 A, 5.00%, 7/15/27	100,000	112,919
DISTRICT OF COLUMBIA - 2.1%
District of Columbia Rev., Series 2011 G, (Income Tax Secured), 5.00%, 12/1/36	300,000	326,394
District of Columbia Water & Sewer Authority Public Utility Rev., Series 2012 B1, VRDN, 0.51%, 3/6/14	500,000	500,635
Washington Metropolitan Area Transit Authority Rev., Series 2009 A, 5.00%, 7/1/17	400,000	455,780
		1,282,809
FLORIDA - 4.0%
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/24	100,000	112,784
Broward County School Board COP, Series 2012 A, 5.00%, 7/1/26	200,000	221,382
Florida Board of Education Capital Outlay GO, Series 2007 G, 4.75%, 6/1/37 (NATL-RE)	250,000	260,608
Florida Board of Education Capital Outlay GO, Series 2011 B, 5.125%, 6/1/40	300,000	322,776
Lee County School Board COP, Series 2012 B, 5.00%, 8/1/17	200,000	227,434
Miami-Dade County Rev., Series 2012 B, 5.00%, 10/1/37	100,000	102,916
Miami-Dade County Educational Facilities Authority Rev., Series 2008 A, (University of Miami), 5.50%, 4/1/38	200,000	212,802
Miami-Dade County Water & Sewer Rev., Series 2013 A, 5.00%, 10/1/42	185,000	192,661
Orlando & Orange County Expressway Authority Rev., Series 2010 A, 5.00%, 7/1/40	85,000	87,672
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33	210,000	232,806
St. Petersburg Health Facilities Authority Rev., Series 2009 A, (All Children's Health Facilities), 6.50%, 11/15/39	300,000	332,616
Tampa Bay Water Regional Water Supply Authority Utility System Rev., Series 2011 A, 5.00%, 10/1/17	100,000	115,609
		2,422,066
GEORGIA - 1.5%
Atlanta Airport Rev., Series 2010 C, 5.75%, 1/1/23	250,000	299,665
Atlanta Airport Rev., Series 2010 C, 5.25%, 1/1/30	200,000	217,004
Metropolitan Atlanta Rapid Transit Authority Rev., Series 2009 A, (Third Indenture), 5.00%, 7/1/39	400,000	421,800
		938,469
GUAM - 0.5%
Guam Government Business Privilege Tax Rev., Series 2011 A, 5.00%, 1/1/31	150,000	154,351
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/34	150,000	149,706
		304,057
HAWAII - 0.4%
Hawaii Pacific Health Special Purpose Rev., Series 2010 B, 5.75%, 7/1/40	200,000	213,646
IDAHO - 0.4%
Idaho Health Facilities Authority Rev., (St. Luke's Regional Medical Center), 5.00%, 7/1/35 (AGM)	250,000	256,538
ILLINOIS - 5.1%
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/14	200,000	206,466
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/15	200,000	213,410

Chicago Midway Airport Rev., Series 2013 B, 5.00%, 1/1/26	300,000	326,922
Chicago Sales Tax Rev., Series 2011 A, 5.25%, 1/1/38	100,000	105,478
Cook County GO, Series 2011 A, 5.25%, 11/15/28	200,000	219,010
Illinois Finance Authority Rev., Series 2008 D, (Advocate Health Care Network), 6.25%, 11/1/28	200,000	231,168
Illinois GO, 5.00%, 1/1/15	295,000	306,735
Illinois GO, 5.00%, 1/1/17 (AGM)	200,000	222,446
Illinois GO, 5.00%, 2/1/21	50,000	57,175
Illinois GO, 5.00%, 3/1/37	100,000	101,882
Illinois GO, 5.50%, 7/1/38	100,000	106,414
Metropolitan Pier & Exposition Authority Rev., Series 2010 B2, (McCormick Place Expansion), 5.00%, 6/15/50	250,000	250,450
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/15	250,000	263,150
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/17	150,000	167,885
Railsplitter Tobacco Settlement Authority Rev., 6.00%, 6/1/28	250,000	286,207
		3,064,798
INDIANA - 0.6%
Indiana Bond Bank Rev., Series 2006 A, (Special Program), 5.00%, 8/1/20 (AGM)	250,000	276,235
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/25	100,000	114,861
		391,096
KANSAS - 0.8%
Kansas State Department of Transportation Highway Rev., Series 2012 A2, VRN, 0.27%, 2/28/14	500,000	500,435
KENTUCKY - 1.5%
Kentucky Asset/Liability Commission Agency Fund Rev., Series 2010 A, (Federal Highway Trust), 5.00%, 9/1/20	135,000	159,071
Kentucky Property & Buildings Community Rev., 5.50%, 11/1/28	250,000	286,932
Kentucky Public Transportation Infrastructure Authority Rev., Series 2013 A, (Downtown Crossing Project), 5.00%, 7/1/17	160,000	178,877
Kentucky Turnpike Authority Economic Development Road Rev., Series 2008 A, (Revitalization), 5.00%, 7/1/17	240,000	275,184
		900,064
LOUISIANA - 0.4%
Louisiana GO, Series 2013 C, 5.00%, 7/15/26	200,000	235,112
MARYLAND - 0.3%
Maryland Economic Development Corp. Student Housing Rev., (University of Maryland, College Park), 5.00%, 6/1/19	150,000	165,425
MASSACHUSETTS - 3.4%
Massachusetts Bay Transportation Authority Rev., Series 2008 A, 5.25%, 7/1/34	200,000	221,752
Massachusetts Bay Transportation Authority Rev., Series 2012 A, 5.00%, 7/1/41	150,000	162,033
Massachusetts GO, Series 2008 A, (Consolidated Loan), 5.00%, 8/1/24	200,000	228,406
Massachusetts Health & Educational Facilities Authority Rev., Series 2009 A, (Harvard University), 5.50%, 11/15/36	200,000	226,398
Massachusetts Port Authority Rev., Series 2012 B, 5.00%, 7/1/19	250,000	298,650
Massachusetts Port Authority Rev., Series 2012 B, 5.00%, 7/1/33	250,000	273,038
Massachusetts School Building Authority Sales Tax Rev., Series 2013 A, (Senior Lien), 5.00%, 5/15/43	200,000	215,996
Massachusetts School Building Authority Sales Tax Rev., Series 2012 A, (Senior Lien), 5.00%, 8/15/30	250,000	283,032
Massachusetts Water Resources Authority Rev., Series 2011 C, 5.25%, 8/1/42	150,000	165,021
		2,074,326

MICHIGAN - 2.2%
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/31 (Q-SBLF)	250,000	257,335
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/26	100,000	99,813
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/32	250,000	241,395
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/39	425,000	413,079
Detroit Water Supply System Rev., Series 2011 C, (Senior Lien), 5.00%, 7/1/41	150,000	141,160
Michigan Finance Authority Rev., (Detroit School District), 5.50%, 6/1/21	150,000	169,521
		1,322,303
MINNESOTA - 0.4%
Minnesota GO 5.00%, 6/1/18, Prerefunded at 100% of Par(3)	165,000	182,223
Minnesota GO, 5.00%, 6/1/18	35,000	38,602
		220,825
MISSISSIPPI - 0.2%
Mississippi Development Bank Special Obligation Rev., (Jackson Water and Sewer System Project), 6.875%, 12/1/40 (AGM)	100,000	127,356
MISSOURI - 0.5%
Missouri Health & Educational Facilities Authority Rev., Series 2008 A, (Washington University), 5.375%, 3/15/39	250,000	275,927
NEBRASKA - 0.3%
Nebraska Public Power District Rev., Series 2008 B, 5.00%, 1/1/24	150,000	168,240
NEVADA - 0.7%
Clark County Airport System Rev., Series 2008 E, 5.00%, 7/1/14	200,000	203,266
Nevada GO, Series 2013 D1, 5.00%, 3/1/22	200,000	238,494
		441,760
NEW JERSEY - 6.4%
Monmouth County GO, (County College Bonds), 4.00%, 9/15/19	250,000	274,627
New Jersey Economic Development Authority Rev., 5.00%, 6/15/15	250,000	263,625
New Jersey Economic Development Authority Rev., Series 2011 EE, (School Facilities Construction), 5.00%, 9/1/23	70,000	79,033
New Jersey GO, 5.00%, 6/1/17	200,000	229,154
New Jersey GO, Series 2010 Q, 5.00%, 8/15/15	250,000	267,820
New Jersey Health Care Facilities Financing Authority Rev., (Hackensack University Medical Center), 5.00%, 1/1/34	200,000	205,282
New Jersey Health Care Facilities Financing Authority Rev., (The Robert Wood Johnson Foundation), 5.00%, 7/1/31	200,000	208,412
New Jersey State Turnpike Authority Rev., Series 2009 H, 5.00%, 1/1/36	250,000	262,633
New Jersey Transportation Trust Fund Authority Rev., Series 2005 B, 5.50%, 12/15/21 (NATL-RE)	400,000	484,608
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/20	250,000	300,600
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/20 (AGM)	225,000	270,697
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/21 (NATL-RE)	210,000	250,721
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/22 (AGM)	100,000	119,430
New Jersey Transportation Trust Fund Authority Rev., Series 2010 D, 5.25%, 12/15/23	275,000	327,462
New Jersey Transportation Trust Fund Authority Rev., Series 2010 D, 5.00%, 12/15/24	265,000	310,090
		3,854,194
NEW YORK - 16.0%
Hudson Yards Infrastructure Corp. Rev., Series 2011 A, 5.75%, 2/15/47	55,000	60,098

Long Island Power Authority Electric System Rev., Series 1998 2B, VRDN, 0.04%, 3/3/14 (LOC: Bayerische Landesbank)	385,000	385,000
Long Island Power Authority Electric System Rev., Series 2008 A, 6.00%, 5/1/33	250,000	285,802
Long Island Power Authority Electric System Rev., Series 2008 B, 5.25%, 4/1/19 (AGC-ICC)	150,000	176,228
Metropolitan Transportation Authority Rev., Series 2008 C, 6.50%, 11/15/28	250,000	298,230
Metropolitan Transportation Authority Rev., Series 2012 C, 5.00%, 11/15/41	300,000	314,109
Metropolitan Transportation Authority Rev., Series 2013 B, 5.00%, 11/15/43	250,000	260,765
New York City GO, Series 2009 C, 5.00%, 8/1/23	500,000	583,560
New York City GO, Series 2013 A1, 5.00%, 8/1/36	90,000	97,264
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2004 C, 5.00%, 6/15/14, Prerefunded at 100% of Par(3)	60,000	60,873
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2004 C, 5.00%, 6/15/35	190,000	192,248
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2009 GG-1, (Second General Resolution), 5.00%, 6/15/39	70,000	73,872
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2011 GG, (Second General Resolution), 5.00%, 6/15/43	250,000	263,970
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2012 FF, (Second General Resolution), 5.00%, 6/15/45	600,000	634,374
New York City Transitional Finance Authority Rev., Series 2009 S4, 5.50%, 1/15/39	300,000	336,129
New York City Transitional Finance Authority Rev., Series 2011 1A, 5.00%, 7/15/25	150,000	170,855
New York City Transitional Finance Authority Rev., Series 2011 C, (Future Tax Secured Bonds), 5.00%, 11/1/39	200,000	215,060
New York City Transitional Finance Authority Rev., Series 2013 F1, (Future Tax Secured Bonds), 5.00%, 2/1/28	200,000	227,336
New York City Transitional Finance Authority Rev., Series 2013 I, (Future Tax Secured Bonds), 5.00%, 5/1/42	200,000	214,032
New York City Trust for Cultural Resources Rev., Series 2008 A2, (Lincoln Center for the Performing Arts), VRDN, 0.03%, 3/3/14 (LOC: Bank of New York Mellon)	1,075,000	1,075,000
New York GO, Series 2009 A, 5.00%, 2/15/39	300,000	331,338
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35	260,000	285,792
New York Liberty Development Corp. Rev., (World Trade Center), 5.125%, 11/15/44	100,000	104,194
New York State Dormitory Authority Personal Income Tax Rev., Series 2012 A, (General Purpose), 5.00%, 12/15/25	200,000	231,722
New York State Dormitory Authority Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/37	250,000	265,437
New York State Dormitory Authority Rev., Series 2010 A, (Mount Sinai School of Medicine), 5.00%, 7/1/14	400,000	406,448
New York State Environmental Facilities Corp. Rev., Series 2009 A, 5.125%, 6/15/38	280,000	310,013
New York State Power Authority Rev., Series 2011 A, 5.00%, 11/15/38	200,000	216,670
New York State Thruway Authority Rev., Series 2013 A, 5.00%, 5/1/19	100,000	117,301
New York State Urban Development Corp. Rev., Series 2009 C, (State Personal Income Tax), 5.00%, 12/15/15	120,000	130,488
New York State Urban Development Corp. Rev., Series 2013 A1, (State Personal Income Tax), 5.00%, 3/15/28	100,000	113,831
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/42	250,000	272,840
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/17	360,000	410,864
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/18	305,000	356,310
Triborough Bridge & Tunnel Authority Rev., Series 2008 C, 5.00%, 11/15/38	200,000	212,564
		9,690,617
NORTH CAROLINA - 1.9%
North Carolina Eastern Municipal Power Agency Rev., Series 2008 C, 6.75%, 1/1/24	250,000	294,255

North Carolina Medical Care Commission Facilities Rev., Series 2012 A, (Duke University Health System), 5.00%, 6/1/42	300,000	315,408
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 A, 5.25%, 1/1/16	300,000	326,931
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2012 A, 5.00%, 1/1/15	200,000	208,130
		1,144,724
OHIO - 0.3%
Franklin County Hospital Rev., Series 2011 A, (Ohio Health Corp.), 5.00%, 11/15/41	200,000	208,230
OKLAHOMA - 0.3%
Oklahoma Turnpike Authority Rev., Series 2011 A, (Second Series), 5.00%, 1/1/28	150,000	167,786
OREGON - 1.4%
Clackamas County Hospital Facility Authority Rev., Series 2009 A, (Legacy Health System), 5.50%, 7/15/35	200,000	210,232
Oregon GO, Series 2009 A, (State Board of Higher Education), 5.00%, 8/1/38	300,000	322,866
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/39	300,000	336,654
		869,752
PENNSYLVANIA - 3.6%
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 A, 5.00%, 7/1/18	250,000	295,007
Pennsylvania GO, Series 2011, 5.00%, 11/15/22	100,000	118,576
Pennsylvania GO, Series 2012 A, 5.00%, 6/1/25	200,000	232,288
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University) 5.00%, 4/1/27	100,000	111,047
Pennsylvania Turnpike Commission Rev., Series 2008 C, 6.00%, 6/1/28 (AGC)	200,000	228,906
Pennsylvania Turnpike Commission Rev., Series 2011 B, 5.25%, 12/1/41	150,000	156,938
Philadelphia Gas Works Rev., Series 2009 A, (1998 General Ordinance), 5.00%, 8/1/16	300,000	327,099
Philadelphia GO, Series 2014 A, 5.00%, 7/15/24	200,000	230,730
Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/36	250,000	266,052
State Public School Building Authority Lease Rev., (School District of Philadelphia), 5.00%, 4/1/23	100,000	112,326
State Public School Building Authority Lease Rev., (School District of Philadelphia), 5.00%, 4/1/25	100,000	109,255
		2,188,224
PUERTO RICO - 5.2%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/17	230,000	188,000
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/21	200,000	150,068
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/42	350,000	247,716
Puerto Rico Electric Power Authority Rev., Series 2010 DDD, 5.00%, 7/1/21	175,000	131,369
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	350,000	232,928
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.00%, 7/1/19	100,000	79,747
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/22	300,000	223,659
Puerto Rico GO, Series 2002 A, (Public Improvement), 5.50%, 7/1/19 (FGIC)	100,000	86,930
Puerto Rico GO, Series 2008 A, (Public Improvement), 5.125%, 7/1/28	200,000	154,136
Puerto Rico GO, Series 2009 B, (Public Improvement), 5.75%, 7/1/38	200,000	156,834
Puerto Rico GO, Series 2009 B, (Public Improvement), 6.00%, 7/1/39	200,000	158,990
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	100,000	77,780
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.00%, 7/1/41	100,000	71,735
Puerto Rico Highway & Transportation Authority Rev., Series 2007 N, 5.25%, 7/1/30 (Ambac)	325,000	262,509
Puerto Rico Public Buildings Authority Rev., Series 2009 Q, 5.625%, 7/1/39	200,000	151,696

Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 6.00%, 8/1/24 (SBBPA: Government Development Bank for Puerto Rico)	75,000	55,526
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 5.50%, 8/1/31 (SBBPA: Government Development Bank for Puerto Rico)	150,000	96,777
Puerto Rico Sales Tax Financing Corp. Rev., Capital Appreciation, Series 2010 A, 0.00%, 8/1/33(1)	390,000	82,173
Puerto Rico Sales Tax Financing Corp. Rev., Capital Appreciation, Series 2011 A1, 0.00%, 8/1/41(1)	700,000	76,650
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 A, 5.50%, 8/1/42	350,000	272,181
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 C, 5.25%, 8/1/41	150,000	113,053
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 C, 5.00%, 8/1/40	100,000	81,932
		3,152,389
SOUTH CAROLINA - 0.3%
Piedmont Municipal Power Agency Electric Rev., Series 2009 A3, 5.00%, 1/1/17	175,000	195,634
TENNESSEE - 0.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., Series 2008 A, (Vanderbilt University), 5.00%, 10/1/15	225,000	242,303
TEXAS - 7.2%
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/15	300,000	313,905
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/16	300,000	327,078
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/14	250,000	259,258
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/20	100,000	117,775
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/21	100,000	116,031
Grand Parkway Transportation Corp. Rev., Series 2013 A, 5.125%, 10/1/43	45,000	45,576
Harris County Toll Road Rev., Series 2009 A, (Senior Lien), 5.00%, 8/15/38	400,000	441,352
Houston Independent School District GO, VRDN, 2.50%, 6/1/15 (PSF-GTD)	250,000	256,645
Love Field Airport Modernization Corp. Special Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	100,000	102,022
Lower Colorado River Authority Rev., 5.00%, 5/15/15	200,000	211,546
North Texas Tollway Authority Rev., (First Tier), 6.00%, 1/1/38	300,000	332,649
North Texas Tollway Authority Rev., (First Tier), 6.00%, 1/1/43	150,000	164,454
North Texas Tollway Authority Rev., Series 2012 A, (First Tier), 5.00%, 1/1/29	100,000	106,357
North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/36	40,000	41,886
Northside Independent School District GO, (School Building), VRDN, 1.00%, 6/1/16 (PSF-GTD)	300,000	303,195
San Antonio Electric & Gas Rev., Series 2012 A, (Junior Lien), VRDN, 2.00%, 12/1/14	250,000	253,405
San Antonio Electric & Gas Rev., Series 2012 B, (Junior Lien), VRDN, 2.00%, 12/1/15	250,000	257,215
San Antonio Electric and Gas Rev., (Junior Lien), 5.00%, 2/1/43	50,000	53,315
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Scott & White Memorial Hospital and Scott, Sherwood & Brindley Foundation), 5.50%, 8/15/31	250,000	265,292
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/30	100,000	102,642
University of North Texas Rev., Series 2009 A, 5.00%, 4/15/32	250,000	277,287
		4,348,885
UTAH - 0.5%
Utah State Board of Regents Rev., 5.25%, 8/1/21 (NATL-RE)(3)	40,000	48,967
Utah State Board of Regents Rev., 5.25%, 8/1/21 (NATL-RE)	210,000	252,712
		301,679
VIRGINIA - 0.7%
Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/16	200,000	224,220

Washington County Industrial Development Authority Hospital Facility Rev., Series 2009 C, (Mountain States Health Alliance), 7.75%, 7/1/38	200,000	229,948
		454,168
WASHINGTON - 2.6%
King County Sewer Rev., Series 2011 B, 5.00%, 1/1/16	150,000	163,127
King County Sewer Rev., Series 2011 B, 5.00%, 1/1/34	200,000	217,026
Port of Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/30	200,000	217,024
Tacoma Electric System Rev., Series 2013 A, 5.00%, 1/1/16	250,000	271,442
Washington Federal Highway Grant Anticipation Rev., Series 2012-F, (Senior 520 Corridor Program), 5.00%, 9/1/15	250,000	268,057
Washington GO, Series 2008 A, 5.00%, 7/1/20	200,000	231,270
Washington GO, Series R-2012C, 5.00%, 7/1/26	200,000	231,720
		1,599,666
WISCONSIN - 1.0%
Wisconsin Health & Educational Facilities Authority Rev., (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39	300,000	329,748
Wisconsin Transportation Rev., Series 2008 A, 5.00%, 7/1/18	250,000	294,305
		624,053
TOTAL INVESTMENT SECURITIES - 98.9% (Cost $57,580,073)		59,941,676
OTHER ASSETS AND LIABILITIES - 1.1%		677,342
TOTAL NET ASSETS - 100.0%		$60,619,018

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
13	U.S. Treasury Long Bonds	June 2014	1,729,813	(9,526)
3	U.S. Treasury Ultra Long Bonds	June 2014	430,781	(2,501)
			2,160,594	(12,027)

Notes to Schedule of Investments

AGC	-	Assured Guaranty Corporation
AGC-ICC	-	Assured Guarantee Corporation - Insured Custody Certificates
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $87,905.

(3)	Escrowed to maturity in U.S. government securities or state and local government securities.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of February 28, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$57,583,001
Gross tax appreciation of investments	$3,284,475
Gross tax depreciation of investments	(925,800)
Net tax appreciation (depreciation) of investments	$2,358,675

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

 This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Tax-Free Money Market Fund

February 28, 2014

Tax-Free Money Market - Schedule of Investments
FEBRUARY 28, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.4%
ALABAMA - 1.6%
Columbia Industrial Development Board Rev., Series 1995 C, (Alabama Power Company Project), VRDN, 0.05%, 3/3/14	900,000	900,000
Troy Health Care Authority Rev., (Southeast Rural Health), VRDN, 0.13%, 3/6/14 (LOC: Troy Bank and Trust Co. and FHLB)	1,850,000	1,850,000
		2,750,000
ARIZONA - 2.8%
State of Arizona Unemployment Insurance Rev., Series 2013 B, 1.50%, 5/21/14	5,000,000	5,014,594
CALIFORNIA - 14.7%
Alameda County Industrial Development Authority Rev., (Bat Properties LLC), VRDN, 0.15%, 3/6/14 (LOC: Bank of the West)	500,000	500,000
California Economic Development Financing Authority Rev., Series 1996 A, (Joseph Schmidt), VRDN, 0.15%, 3/6/14 (LOC: Bank of the West and BNP Paribas)	2,800,000	2,800,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 0.07%, 3/6/14 (LOC: Rabobank Nederland N.V.)	2,015,000	2,015,000
California Infrastructure & Economic Development Bank Rev., (Haig Precision Manufacturing Corp.), VRDN, 0.15%, 3/6/14 (LOC: Bank of the West)	810,000	810,000
California State University PUTTERs Rev., Series 2008-2646Z, VRDN, 0.11%, 3/6/14 (AGM)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	1,100,000	1,100,000
State of California Rev., Series 2013 A-2, 2.00%, 6/23/14	5,000,000	5,027,584
Three Valleys Municipal Water District COP, (Miramar Water Treatment), VRDN, 0.05%, 3/5/14 (LOC: Wells Fargo Bank N.A.)	2,600,000	2,600,000
Town of Hillsborough COP, Series 2003 A, (Water & Sewer System), VRDN, 0.10%, 3/6/14 (SBBPA: JPMorgan Chase Bank N.A.)	1,600,000	1,600,000
Victorville Joint Powers Finance Authority Lease Rev., Series 2007 A, (Cogeneration Facility), VRDN, 1.29%, 3/6/14 (LOC: BNP Paribas)	8,440,000	8,440,000
West Basin Municipal Water District COP, Series 2008 A1, VRDN, 0.05%, 3/5/14 (SBBPA: Citibank N.A.)	950,000	950,000
		25,842,584
COLORADO - 2.0%
Colorado Educational & Cultural Facilities Authority Rev., (YMCA Metro Denver), VRDN, 0.14%, 3/6/14 (LOC: Wells Fargo Bank N.A.)	865,000	865,000
County of Boulder Rev., (Mental Health Center), VRDN, 0.14%, 3/6/14 (LOC: Wells Fargo Bank N.A.)	1,155,000	1,155,000
Midcities Metropolitan District No. 1 Rev., Series 2004 B, VRDN, 0.15%, 3/6/14 (LOC: BNP Paribas)	1,540,000	1,540,000
		3,560,000
FLORIDA - 7.1%
County of Alachua Industrial Development Rev., Series 1997, (Florida Rock Industries, Inc.), VRDN, 0.21%, 3/6/14 (LOC: Bank of America N.A.) (Acquired 7/26/13, Cost $1,000,000)(2)	1,000,000	1,000,000
County of DeSoto Industrial Development Rev., (Tremron, Inc.), VRDN, 0.10%, 3/6/14 (LOC: Branch Banking & Trust)	800,000	800,000
Florida State Turnpike Authority Rev., Series 2010 A, 5.00%, 7/1/14	2,000,000	2,031,372
JP Morgan Chase PUTTERs/DRIVERs Trust Rev., Series 2009-3439, VRDN, 0.13%, 3/6/14 (AGM-CR XLCA)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,695,000	3,695,000
Pinellas County Housing Finance Authority Rev., Series 2011, (Bayside Court), VRDN, 0.03%, 3/6/14 (LOC: FHLMC)	500,000	500,000

Sarasota County Health Facilities Authority Rev., (Bay Village Health Care Facilities), VRDN, 0.20%, 3/6/14 (LOC: Bank of America N.A.) (Acquired 8/10/12, Cost $3,800,000)(2)	3,800,000	3,800,000
Sarasota County Public Hospital District Rev., Series 2008 A, (Sarasota Memorial Hospital), VRDN, 0.03%, 3/3/14 (LOC: Northern Trust Company)	750,000	750,000
		12,576,372
GEORGIA - 0.9%
Stephens County Development Authority Solid Waste Disposable Facilities Rev., (Caterpillar, Inc.), VRDN, 0.35%, 3/6/14	1,520,000	1,520,000
IDAHO - 1.4%
Idaho Housing & Finance Association Rev., Series 2011 A, (Traditions at Boise Apartments), VRDN, 0.05%, 3/5/14 (LOC: East West Bank)(LIQ FAC: FHLMC)(SBBPA: FHLB)	2,400,000	2,400,000
ILLINOIS - 8.1%
Chicago Industrial Development Rev., (Evans Food Products Company, Inc.), VRDN, 0.26%, 3/6/14 (LOC: Bank of America N.A.)	1,475,000	1,475,000
Illinois Finance Authority Rev., (Andre's Imaging & Graphics, Inc.), VRDN, 0.21%, 3/6/14 (LOC: U.S. Bank N.A.)	2,500,000	2,500,000
Illinois Finance Authority Rev., (Cultural Pool), VRDN, 0.08%, 3/5/14 (LOC: JPMorgan Chase Bank N.A.)	3,700,000	3,700,000
Illinois Finance Authority Rev., (The Uniform Law Foundation), VRDN, 0.07%, 3/6/14 (LOC: PNC Bank N.A.)	2,740,000	2,740,000
Illinois Finance Authority Rev., Series 1997, (Radiological Society), VRDN, 0.14%, 3/6/14 (LOC: JPMorgan Chase Bank N.A.) (Acquired 8/23/11, Cost $690,000)(2)	690,000	690,000
Illinois Housing Development Authority Multi-Family Housing Rev., (Rome Meadows), VRDN, 0.44%, 3/6/14 (LOC: First National Bank and FHLB)	1,825,000	1,825,000
Rock Island County Metropolitan Airport Authority Rev., (Elliott Aviation), VRDN, 0.21%, 3/5/14 (LOC: U.S. Bank N.A.)	1,415,000	1,415,000
		14,345,000
INDIANA - 0.4%
Indiana Health Facility Financing Authority Rev., (Stone Belt Arc, Inc.), VRDN, 0.14%, 3/5/14 (LOC: JPMorgan Chase Bank N.A.)	400,000	400,000
University of Southern Indiana Rev., Series 1999 G, (Student Fee), VRDN, 0.14%, 3/5/14 (LOC: JPMorgan Chase Bank N.A.)	350,000	350,000
		750,000
IOWA - 0.4%
Iowa Finance Authority Industrial Development Rev., (Embria Health Sciences), VRDN, 0.19%, 3/6/14 (LOC: Wells Fargo Bank N.A.)	675,000	675,000
LOUISIANA - 1.8%
Terrebonne Economic Development Authority Gulf Opportunity Zone Rev., (Buquet Distribution Co.), VRDN, 0.27%, 3/6/14 (LOC: Community Bank and FHLB)	3,200,000	3,200,000

MASSACHUSETTS - 2.1%
Massachusetts Bay Transportation Authority Rev., (General Transportation System), VRDN, 0.07%, 3/5/14 (SBBPA: Landesbank Baden-Wurttemberg)	2,510,000	2,510,000
Massachusetts Industrial Finance Agency Rev., (Cambridge Isotope Labs, Inc.), VRDN, 0.46%, 3/5/14 (LOC: Bank of America N.A.) (Acquired 11/30/12, Cost $605,000)(2)	605,000	605,000
Massachusetts Industrial Finance Agency Rev., (Hi-Tech Mold & Tool, Inc.), VRDN, 0.21%, 3/5/14 (LOC: TD Bank N.A.)	600,000	600,000
		3,715,000
MISSISSIPPI - 0.9%
Mississippi Business Finance Corp. Rev., Series 2004 B, VRDN, 0.15%, 3/6/14 (LOC: U.S. Bank N.A. and BancorpSouth Bank)	1,510,000	1,510,000
MISSOURI - 1.3%
Missouri State Health & Educational Facilities Authority Rev., (Academie Lafayette), VRDN, 0.20%, 3/6/14 (LOC: Bank of America N.A.)	1,145,000	1,145,000

Missouri State Health & Educational Facilities Authority Rev., (Kansas City Art Institute), VRDN, 0.04%, 3/3/14 (LOC: Commerce Bank N.A.)	1,000,000	1,000,000
Missouri State Health & Educational Facilities Authority Rev., Series 2011 B, (Rockhurst University), VRDN, 0.04%, 3/3/14 (LOC: Commerce Bank N.A.)	100,000	100,000
		2,245,000
NEVADA - 3.4%
Clark County Airport System Rev., Series 2013 C2, (Junior Lien), 2.00%, 7/1/14	3,500,000	3,519,244
Nevada Housing Division Rev., (Multi Unit Housing), VRDN, 0.11%, 3/6/14 (LOC: Citibank N.A.)	2,465,000	2,465,000
		5,984,244
NEW MEXICO - 1.2%
State of New Mexico Rev., Series 2009 A, 5.00%, 7/1/14	2,000,000	2,031,961
NEW YORK - 11.6%
Long Island Power Authority Electric System Rev., Series 1998 A1, VRDN, 0.13%, 3/5/14 (LOC: Bayerische Landesbank)	7,500,000	7,500,000
Nassau County Industrial Development Agency Continuing Care Rev., Series 2007 C, (Amsterdam at Harborside), VRDN, 0.25%, 3/5/14 (LOC: Bank of America N.A.)	7,505,000	7,505,000
New York State Dormitory Authority Rev., Series 2009 A, 4.00%, 7/1/14	1,050,000	1,062,956
North Amityville Fire Co., Inc. Rev., VRDN, 0.25%, 3/6/14 (LOC: Citibank N.A.)	2,940,000	2,940,000
Suffolk County Industrial Development Agency Rev., (JBC Realty LLC), VRDN, 0.33%, 3/5/14 (LOC: JPMorgan Chase Bank N.A.)	1,370,000	1,370,000
		20,377,956
NORTH CAROLINA - 7.4%
Austin Trust Rev., Series 2008-3509, VRDN, 0.17%, 3/7/14 (LIQ FAC: Bank of America N.A.)(1)	4,000,000	4,000,000
North Carolina Capital Facilities Finance Agency Rev., (Lees-McRae College, Inc.), VRDN, 0.14%, 3/6/14 (LOC: Branch Banking & Trust)	4,340,000	4,340,000
North Carolina Medical Care Commission Facilities Rev., (Mission St. Joseph's), VRDN, 0.07%, 3/6/14 (SBBPA: Branch Banking & Trust)	3,985,000	3,985,000
North Carolina Medical Care Commission Healthcare Facilities Rev., (Stanley Total Living Center), VRDN, 0.14%, 3/6/14 (LOC: Wells Fargo Bank N.A.) (Acquired 12/16/09, Cost $705,000)(2)	705,000	705,000
		13,030,000
OHIO - 2.3%
County of Allen Hospital Facility Rev., Series 2008 A, (Catholic Healthcare Partners), VRDN, 0.04%, 3/3/14 (LOC: Bank of America N.A.)	550,000	550,000
County of Putnam Healthcare Facilities Rev., (Hilty Memorial Home), VRDN, 0.08%, 3/6/14 (LOC: First Federal Bank of Midwest and FHLB)	3,590,000	3,590,000
		4,140,000
PENNSYLVANIA - 3.1%
Allegheny County Industrial Development Authority Rev., (Little Sisters Poor Project), VRDN, 0.05%, 3/6/14 (LOC: PNC Bank N.A.)	1,650,000	1,650,000
Pennsylvania Higher Educational Facilities Authority Rev., Series 1999 E3, (University of Scranton), VRDN, 0.05%, 3/6/14 (LOC: PNC Bank N.A.) (Acquired 10/17/13, Cost $1,950,000)(2)	1,950,000	1,950,000
Philadelphia Authority for Industrial Development Rev., Series 2007 B, (Chestnut Hill College), VRDN, 0.14%, 3/6/14 (LOC: Wells Fargo Bank N.A.)	1,900,000	1,900,000
		5,500,000
SOUTH CAROLINA - 0.7%
South Carolina Educational Facilities Authority Rev., (Charleston Southern University Project), VRDN, 0.07%, 3/6/14 (LOC: Bank of America N.A.)	1,310,000	1,310,000
SOUTH DAKOTA - 1.1%
South Dakota Housing Development Authority Rev., Series 2003 C-1, (Home Ownership Mortgage), VRDN, 0.12%, 3/6/14 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	1,900,000	1,900,000
TENNESSEE - 0.4%

Montgomery County Public Building Authority Rev., (Tennessee County Loan Pool), VRDN, 0.07%, 3/3/14 (LOC: Bank of America N.A.)	690,000	690,000
TEXAS - 15.5%
Brazos Harbor Industrial Development Corp. Rev., (BASF Corp.), VRDN, 0.11%, 3/5/14	10,500,000	10,500,000
DeSoto Industrial Development Authority Rev., (National Service Industries, Inc.), VRDN, 0.14%, 3/6/14 (LOC: Wells Fargo Bank N.A.) (Acquired 12/13/11, Cost $2,000,000)(2)	2,000,000	2,000,000
Mission Economic Development Corp. Industrial Rev., (CMI Project), VRDN, 0.19%, 3/6/14 (LOC: Wells Fargo Bank N.A.)	3,200,000	3,200,000
Muleshoe Economic Development Corps. Industrial Development Rev., (John Lyle & Grace Ajean), VRDN, 0.23%, 3/5/14 (LOC: Rabobank N.A. and Rabobank Nederland)	4,570,000	4,570,000
State of Texas Rev., 2.00%, 8/28/14	7,000,000	7,062,158
		27,332,158
UTAH - 1.2%
City of Logan Industrial Development Rev., (Scientific Technology), VRDN, 0.23%, 3/6/14 (LOC: Bank of the West)	1,300,000	1,300,000
Ogden City Redevelopment Agency Tax Increment Rev., Series 2005 A, VRDN, 0.14%, 3/6/14 (LOC: Wells Fargo Bank N.A.)	730,000	730,000
		2,030,000
VIRGINIA - 0.7%
Peninsula Ports Authority Rev., Series 1987 D, (Dominion Terminal Project), VRDN, 0.03%, 3/3/14 (LOC: U.S. Bank N.A.)	1,300,000	1,300,000
WASHINGTON - 4.4%
Snohomish County Housing Authority Rev., (Autumn Chase Apartments Project), VRDN, 0.07%, 3/6/14 (LOC: Bank of America N.A.)	1,460,000	1,460,000
Washington State Housing Finance Commission Rev., Series 2000, (Local 82 JATC Educational Development Trust Project), VRDN, 0.03%, 3/3/14 (LOC: U.S. Bank N.A.)	1,000,000	1,000,000
Washington State Housing Finance Commission Rev., Series 2000 A, (St. Vincent De Paul Project), VRDN, 0.08%, 3/6/14 (LOC: Wells Fargo Bank N.A.)	935,000	935,000
Washington State Housing Finance Commission Rev., Series 2009 B, (Pioneer Human Services), VRDN, 0.09%, 3/5/14 (LOC: U.S. Bank N.A.)	1,400,000	1,400,000
Yakima County Public Corps. Rev., (Macro Plastics, Inc.), VRDN, 0.22%, 3/5/14 (LOC: Bank of the West)	3,000,000	3,000,000
		7,795,000
WISCONSIN - 0.9%
Milwaukee Redevelopment Authority Rev., (La Causa, Inc.), VRDN, 0.16%, 3/5/14 (LOC: U.S. Bank N.A.)	1,585,000	1,585,000
TOTAL INVESTMENT SECURITIES - 99.4%		175,109,869
OTHER ASSETS AND LIABILITIES - 0.6%		983,824
TOTAL NET ASSETS - 100.0%		$176,093,693

Notes to Schedule of Investments

AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
COP	-	Certificates of Participation
DRIVERs	-	Derivative Inverse Tax-Exempt Receipt
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporatio
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
PUTTERs	-	Puttable Tax-Exempt Receipts
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $8,795,000, which represented 5.0% of total net assets.

(2)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $10,750,000, which represented 6.1% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of February 28, 2014, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$175,109,869

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 28, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 28, 2014